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FORUM
FUNDS


ANNUAL REPORT
MARCH 31, 1999

Investors High Grade
Bond Fund

Investors Bond Fund

TaxSaver Bond Fund

Maine Municipal
Bond Fund

New Hampshire
Bond Fund

Investors Growth Fund

Payson Balanced Fund

Payson Value Fund

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TABLE OF CONTENTS                                                 MARCH 31, 1999
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A Message to Our Shareholders.....................    1
Discussion: Forum Investment Advisors, LLC........    2
Discussion: H.M. Payson & Co......................    4
Forum Funds Performance...........................    5

FINANCIAL STATEMENTS OF THE FORUM FUNDS

Schedules of Investments:

  Investors High Grade Bond Fund..................    8
  Investors Bond Fund.............................    9
  TaxSaver Bond Fund..............................    11
  Maine Municipal Bond Fund.......................    14
  New Hampshire Bond Fund.........................    19
  Investors Growth Fund...........................    22
  Payson Balanced Fund............................    23
  Payson Value Fund...............................    25

Notes to Schedule of Investments..................    26

Statements of Assets and Liabilities..............    28

Statements of Operations..........................    30

Statements of Changes in Net Assets...............    32

Financial Highlights..............................    36

Notes to Financial Statements.....................    40

Independent Auditors' Report......................    45

                                               FORUM FUNDS-Registered Trademark-
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A MESSAGE TO OUR SHAREHOLDERS
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                                                                  March 31, 1999
Dear Investor,

    We would like to open this annual report for the 1999 fiscal year by thanking Forum Funds (the "Funds") shareholders for the continued confidence they have placed in the Funds. More than $250 million is now invested in these Funds, and we want to assure you that your investment is being prudently invested by the advisers. Each adviser manages these relatively conservative Funds to meet the specific objectives described in the prospectuses, goals that match those of our investors.

    In our last report at the end of September 1998, we drew your attention to the great economic instability in world markets. The crises in Russia, the Far East and Brazil contributed to the Federal Reserve Bank Board's decision to ease the Federal Funds Rate three times for a total of 75 basis points. This action provided the stimulus to keep the U.S. economy on track and, with investor confidence renewed, financial markets rallied significantly.

    The volatility of the markets over the past twelve months has also been accompanied by a narrowness in the markets rarely seen, which had an inevitable impact on our Funds (performance figures for each of the Funds are in a table on a following page). In spite of this, all three of our tax exempt bond funds performed well relative to their benchmark. TaxSaver Bond Fund, Maine Municipal Bond Fund and New Hampshire Bond Fund provided investors total returns of 4.95%, 5.19% and 5.61%, respectively, not including the impact of sales charges. By contrast, their benchmark, the Morningstar Municipal-National Average, had a total return of 4.81% during the same twelve-month period.

    We invite you to read the adviser comments on market conditions on the following pages and to review the remainder of this Annual Report for further details about the fiscal year. As always, we remain committed to working to earn the confidence you have placed in us. Should you have questions, please discuss them with your investment professional or call us at (207) 879-0001. Thank you for your trust.

                                          Sincerely,
                                          /S/ JOHN Y. KEFFER
                                          JOHN Y. KEFFER
                                          PRESIDENT

                                               FORUM FUNDS-Registered Trademark-

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DISCUSSION: FORUM INVESTMENT ADVISORS, LLC
--------------------------------------------------------------------------------

    Both domestic and foreign financial markets have gone through such upheavals in the last year that standing back and trying to see things in perspective should help us all separate hard facts from fantasies. Forum Investment Advisors would like to share with you its appraisal of past events and its evaluation of current and future trends. One possible source of confusion about market conditions in the last year has been the focus of many news commentaries: If the evening news were our only source of information about the financial markets we might reach the conclusion that everyone in America has been making a fortune in the markets. The reality is quite different, both for most Americans and the stock and bond markets. Yes, fortunes have been made, but for most people, the struggle to save continues as usual and investors have ridden waves of volatility and wild speculation.

DEALING WITH GLOBAL TURMOIL

    In the global financial village we now inhabit, events around the world inevitably impact our domestic bond and stock markets. The Federal Reserve Bank Board, noting disturbances from Asia to Russia to Latin America and the resultant credit crunch in the United States, voted to reduce the Fed Funds Rate a total of three times. This action proved to be the medicine the markets needed to get their legs back under them, thus giving investors beneficial opportunities. When global economies appeared to be ailing, the extremely narrow interest rate spreads between the government and corporate markets widened dramatically. In managing the bond funds we have tried to take advantage of the opening created, moving out of treasury and government securities into undervalued corporate bonds. Forum Investment Advisors is pleased with the performance of the bond funds we manage, details of which are given in the following pages. The tax-exempt bond funds, operating in markets less impacted by the global disruptions, all outperformed their benchmarks. As one would expect, the higher credit quality of the taxable Investors High Grade Bond Fund led it to stronger performance versus Investors Bond Fund and against its benchmark. Investors Bond Fund slightly underperformed its benchmark during the one-year period.

    Buffeted by the global turmoil, the stock market turned down significantly in the fall. The Fed Funds Rate cuts, however, provided the impetus needed to turn the market back up. Before long, the Dow 10,000 wait was on and the media was rewarded when that goal was reached and then left behind. The Standard & Poors 500 Index ("S&P 500") also reached new high followed by new high. But looking beyond the indices and beyond all the media hype over Internet stocks, a somewhat different story emerges--in reality what we have is a two tiered market.

    The S&P 500 rocketed to new heights fired largely by a very few stocks, and those a handful of the very biggest companies with the most extreme valuations. Growth, size and liquidity have been in fashion and investors have been willing to pay almost any price to get it. It has been written that in 1998 more than 25% of the return the S&P 500 earned came from just five stocks, the five largest stocks in the index, all of which sport historically high price/earnings multiples. Without those five, returns were markedly lower. Given the extreme valuations of those five, Investors Growth Fund was not an owner of those companies, and for good reason: We seek good companies that are showing earnings growth, but we want to purchase such companies at reasonable valuations. So although the total return for the Fund did not meet the return of its benchmark during the past year, the portfolio of companies owned continues to meet the growth objective. Our perspective is that the discipline of seeking only reasonably valued growing companies will provide appropriate rewards over the long run.

                                       2       FORUM FUNDS-Registered Trademark-

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DISCUSSION: FORUM INVESTMENT ADVISORS, LLC (CONTINUED)
--------------------------------------------------------------------------------

OUTLOOK

    Market forecasting per se is not something we indulge in. Instead we look for signs of change and try to bring experience to bear on interpreting the meaning of change. As this is written, we are monitoring selective commodity price increases and global economies for signals of strengthening so great as to cause inflationary pressures. At this point, we do not think they are in evidence, and given current conditions we do not believe Federal Reserve policy is likely to change in the near term. However, should growth conditions improve we think the bond market will quickly react and rates will trend higher. The economic situation, coupled with the valuation gulf in the two tiered market, will also impact the stock market. We expect that growth beyond that seen in the very biggest companies will be recognized and that the gap between the most richly priced stocks and the rest of the market will be narrowed. We believe that investors will be rewarded if they have properly matched their own objectives with the specific Forum Funds in which they have chosen to invest.

                                          Forum Investment Advisors, LLC
                                          Investment Adviser

                                       3       FORUM FUNDS-Registered Trademark-

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DISCUSSION: H.M. PAYSON & CO.
--------------------------------------------------------------------------------

    In the twelve months ended March 31, 1999, investors have seen it all. With the Dow Jones Industrial Average breaking the mystical 10,000 point barrier as the period ended, one might expect this report would amount to another mundane recitation of continued generous returns for all investors. Yet, the reality of the past year has been quite different.

    During early 1998, the Asian financial and economic crisis worsened considerably. As it did, signs of a spreading global malaise proliferated, raising concerns about the potential negative impact on the otherwise resilient U.S. economy. During the summer of '98, financial markets around the world went into a tailspin, driven by fears of Russian and Latin American currency crises and defaults. Sensational stories of mysterious "hedge funds" bringing the world to its knees fanned the flames. In early October, however, the world's central banks, led by the Federal Reserve, intervened with a series of interest rate cuts. With liquidity and confidence restored, the U.S. stock market made a remarkable recovery into the first quarter of 1999.

    Yet, the celebrated recovery was astonishingly uneven. The difference in returns between the very largest stocks and the rest of the market had never been greater, as evidenced by the difficulty most professional managers have had in keeping pace with the widely-followed indices. Many stocks, down fifty percent or more during the decline, have seen only modest gains since.

    Because our valuation work diverted us from many of the large capitalization issues that continued to lead the market, the results for the Payson Funds when compared with the widely followed indices were disappointing. For the one-year period ending March 31, 1999, the Payson Value Fund and the Payson Balanced Fund produced total returns after all expenses of (4.57%) and (8.20%), respectively. For the five-year period ending March 31, 1999, the Payson Value Fund and the Payson Balanced Fund experienced total returns of 16.35% and 11.21%, respectively. Since inception, the Payson Value Fund has had an annualized total return of 15.65%; the Payson Balanced Fund 11.05%(1). Adjusted for the 4% maximum sales charge, the total returns for the one-year, five-year and since inception periods would have been (8.39%), 15.41% and 14.95%, respectively, for the Payson Value Fund, and (11.88%), 10.31% and 10.43% for the Payson Balanced Fund(2).

    In closing, we note the dramatic shift that has taken place in the few weeks since the end of the reporting period. Issues that have been deeply out of favor for many months (basic materials, energy and capital goods) have enjoyed large percentage gains, while some of the leaders of the recent surge (technology, pharmaceuticals and consumer multinationals) have seen notable declines. While the economy continues to look healthy, we suspect that investors will increasingly question the excessive valuations awarded to the select few issues that have led thus far, and focus on the wealth of values available in the broader market. As that happens, we believe Payson fund shareholders will stand to benefit. In the meantime, we thank you again for your continued confidence.

                                          H.M. Payson & Co.
                                          Investment Adviser

------------------------
(1) Through 3/31/99. Payson Value Fund inception, 7/31/92; Payson Balanced Fund, 11/25/91. Performance data quoted represents past performance and is no guarantee of future results. You should realize that investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Returns include the reinvestment of dividends and capital gain distributions. Forum Financial Services, Inc., Distributor.

(2) Total returns have been restated to reflect the current maximum initial 4% sales charge. Prior to 8/01/96, Fund shares were offered without a sales charge. Thus, actual total returns for purchases of shares during that period would have been higher than noted.

 During the periods discussed, various fees and expenses were waived and reimbursed. Had these waivers and reimbursements not occurred, the performance of each fund would have been lower.

                                       4       FORUM FUNDS-Registered Trademark-
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FORUM FUNDS PERFORMANCE
--------------------------------------------------------------------------------

The following table and charts provide performance figures for the Forum Funds. The table covers the past fiscal year, while the charts show the funds' progress since the inception of their operations.

                         SUMMARY PERFORMANCE INDICATORS
             12 MONTH TOTAL RETURN -- PERIOD ENDING MARCH 31, 1999

                                                                                                             FORUM VS.
                                                                                  FORUM         INDEX          INDEX
                                                                               -----------  --------------  ------------
Investors High Grade Bond Fund...............................................       6.12%        5.43%(1)         0.69%
Investors Bond Fund..........................................................       4.45%        4.81%(2)        -0.36%
TaxSaver Bond Fund...........................................................       4.95%        4.81%(3)         0.14%
Maine Municipal Bond Fund....................................................       5.19%        4.81%(3)         0.38%
New Hampshire Bond Fund......................................................       5.61%        4.81%(3)         0.80%
Investors Growth Fund........................................................       6.25%        9.74%(4)        -3.49%
Payson Balanced Fund.........................................................      -8.20%        5.74%(5)       -13.94%
Payson Value Fund............................................................      -4.57%        7.63%(6)       -12.20%

      (1) MORNINGSTAR Corporate Bond-High Quality Funds Average:
       265 Funds Rated
      (2) MORNINGSTAR Corporate Bond-General Funds Average:
       561 Funds Rated
      (3) MORNINGSTAR Municipal Bond-National Funds Average:
       550 Funds Rated
      (4) MORNINGSTAR Growth Funds Average:
       1,704 Funds Rated
      (5) MORNINGSTAR Balanced Funds Average:
       426 Funds Rated
      (6) MORNINGSTAR Growth & Income Funds Average:
       763 Funds Rated

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FORUM AND MORNINGSTAR RETURN FIGURES DO NOT INCLUDE THE EFFECT OF SALES CHARGES. DURING THE PERIOD CERTAIN FEES AND EXPENSES WERE WAIVED BY THE SERVICE PROVIDERS. WITHOUT THESE WAIVERS TOTAL RETURNS WOULD HAVE BEEN LOWER. IF THE MAXIMUM SALES CHARGE WAS REFLECTED AND IF THERE HAD BEEN NO FEE WAIVERS, THE QUOTED PERFORMANCE WOULD BE LOWER.

                                       5       FORUM FUNDS-Registered Trademark-

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FORUM FUNDS PERFORMANCE (CONTINUED)
--------------------------------------------------------------------------------

    These charts reflect a comparison in the change in value of a $10,000 investment, including applicable sales charges, in Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, and Maine Municipal Bond Fund, including reinvestment of dividends and distributions, to each Fund's related securities index, since the Funds' inception. The Lehman Intermediate Corporate/Government Index is a market index of fixed-rate government and investment grade securities with maturities of up to 10 years. The Lehman 10 Year Municipal Index is a market index of investment grade municipal fixed-rate debt securities with an average maturity of 10 years. Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT INCLUDING SALES CHARGE EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       INVESTORS HIGH GRADE BOND FUND VS. LEHMAN BROTHERS
          INTERMEDIATE CORPORATE/GOVERNMENT BOND INDEX

                                                                             INVESTORS HIGH GRADE BOND FUND       LEHMAN INDEX
2/98                                                                                                 $9,625            $10,000
3/98                                                                                                 $9,610            $10,032
4/98                                                                                                 $9,626            $10,082
5/98                                                                                                 $9,721            $10,156
6/98                                                                                                 $9,795            $10,221
7/98                                                                                                 $9,812            $10,257
8/98                                                                                                 $9,989            $10,418
9/98                                                                                                $10,244            $10,679
10/98                                                                                               $10,224            $10,668
11/98                                                                                               $10,253            $10,667
12/98                                                                                               $10,282            $10,710
1/99                                                                                                $10,332            $10,769
2/99                                                                                                $10,140            $10,611
3/99                                                                                                $10,198            $10,690
Average Annual Total Return on 3/31/99
1 Year:                                                                                               2.14%
Since Inception on 3/16/98:                                                                           1.90%
Value on 3/31/99
Investors High Grade Bond Fund:                                                                     $10,198
Lehman Index:                                                                                       $10,690

       INVESTORS HIGH GRADE BOND FUND VS. LEHMAN BROTHERS
          INTERMEDIATE CORPORATE/GOVERNMENT BOND INDEX
2/98
3/98
4/98
5/98
6/98
7/98
8/98
9/98
10/98
11/98
12/98
1/99
2/99
3/99
Average Annual Total Return on 3/31/99
1 Year:
Since Inception on 3/16/98:
Value on 3/31/99
Investors High Grade Bond Fund:
Lehman Index:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           INVESTORS BOND FUND VS. LEHMAN
      INTERMEDIATE CORPORATE/GOVERNMENT INDEX

                                                             INVESTORS BOND FUND       LEHMAN INDEX
9/89                                                                      $9,625            $10,000
10/89                                                                     $9,775            $10,212
11/89                                                                     $9,833            $10,309
12/89                                                                     $9,882            $10,337
1/90                                                                      $9,821            $10,271
2/90                                                                      $9,885            $10,309
3/90                                                                      $9,896            $10,322
4/90                                                                      $9,824            $10,286
5/90                                                                     $10,057            $10,512
6/90                                                                     $10,202            $10,653
7/90                                                                     $10,344            $10,801
8/90                                                                     $10,268            $10,757
9/90                                                                     $10,363            $10,840
10/90                                                                    $10,448            $10,965
11/90                                                                    $10,665            $11,132
12/90                                                                    $10,824            $11,285
1/91                                                                     $10,921            $11,399
2/91                                                                     $10,983            $11,490
3/91                                                                     $11,060            $11,568
4/91                                                                     $11,234            $11,694
5/91                                                                     $11,368            $11,765
6/91                                                                     $11,325            $11,774
7/91                                                                     $11,545            $11,904
8/91                                                                     $11,763            $12,132
9/91                                                                     $12,015            $12,340
10/91                                                                    $12,071            $12,481
11/91                                                                    $12,168            $12,625
12/91                                                                    $12,569            $12,933
1/92                                                                     $12,411            $12,815
2/92                                                                     $12,490            $12,865
3/92                                                                     $12,488            $12,815
4/92                                                                     $12,575            $12,927
5/92                                                                     $12,796            $13,128
6/92                                                                     $13,015            $13,322
7/92                                                                     $13,312            $13,587
8/92                                                                     $13,368            $13,723
9/92                                                                     $13,551            $13,910
10/92                                                                    $13,381            $13,729
11/92                                                                    $13,360            $13,681
12/92                                                                    $13,507            $13,860
1/93                                                                     $13,774            $14,130
2/93                                                                     $14,062            $14,354
3/93                                                                     $14,180            $14,411
4/93                                                                     $14,297            $14,526
5/93                                                                     $14,329            $14,494
6/93                                                                     $14,596            $14,722
7/93                                                                     $14,719            $14,757
8/93                                                                     $15,039            $14,992
9/93                                                                     $15,157            $15,055
10/93                                                                    $15,222            $15,096
11/93                                                                    $15,092            $15,011
12/93                                                                    $15,199            $15,080
1/94                                                                     $15,451            $15,247
2/94                                                                     $15,168            $15,022
3/94                                                                     $14,846            $14,774
4/94                                                                     $14,704            $14,673
5/94                                                                     $14,720            $14,684
6/94                                                                     $14,722            $14,685
7/94                                                                     $15,011            $14,897
8/94                                                                     $15,071            $14,943
9/94                                                                     $14,900            $14,805
10/94                                                                    $14,828            $14,804
11/94                                                                    $14,842            $14,737
12/94                                                                    $14,860            $14,789
1/95                                                                     $14,895            $15,039
2/95                                                                     $15,288            $15,350
3/95                                                                     $15,522            $15,438
4/95                                                                     $15,691            $15,628
5/95                                                                     $16,072            $16,100
6/95                                                                     $16,128            $16,207
7/95                                                                     $16,065            $16,209
8/95                                                                     $16,166            $16,357
9/95                                                                     $16,317            $16,474
10/95                                                                    $16,367            $16,657
11/95                                                                    $16,645            $16,875
12/95                                                                    $16,901            $17,053
1/96                                                                     $17,019            $17,199
2/96                                                                     $16,947            $16,998
3/96                                                                     $17,048            $16,911
4/96                                                                     $17,014            $16,852
5/96                                                                     $17,060            $16,839
6/96                                                                     $17,314            $17,017
7/96                                                                     $17,304            $17,068
8/96                                                                     $17,389            $17,082
9/96                                                                     $17,587            $17,319
10/96                                                                    $17,808            $17,626
11/96                                                                    $18,120            $17,859
12/96                                                                    $18,063            $17,744
1/97                                                                     $18,190            $17,813
2/97                                                                     $18,241            $17,847
3/97                                                                     $18,272            $17,724
4/97                                                                     $18,460            $17,931
5/97                                                                     $18,569            $18,080
6/97                                                                     $18,780            $18,245
7/97                                                                     $19,113            $18,615
8/97                                                                     $19,069            $18,522
9/97                                                                     $19,257            $18,737
10/97                                                                    $19,603            $18,945
11/97                                                                    $19,779            $18,987
12/97                                                                    $20,012            $19,139
1/98                                                                     $20,172            $19,389
2/98                                                                     $20,186            $19,374
3/98                                                                     $20,278            $19,436
4/98                                                                     $20,298            $19,533
5/98                                                                     $20,514            $19,676
6/98                                                                     $20,703            $19,801
7/98                                                                     $20,692            $19,871
8/98                                                                     $20,971            $20,183
9/98                                                                     $21,262            $20,689
10/98                                                                    $21,040            $20,669
11/98                                                                    $21,142            $20,667
12/98                                                                    $21,238            $20,749
1/99                                                                     $21,369            $20,863
2/99                                                                     $20,962            $20,557
3/99                                                                     $21,180            $20,711
Average Annual Total Return on 3/31/99
1 Year:                                                                    0.53%
5 Year:                                                                    6.55%
Since Inception on 10/2/89:                                                8.22%
Value on 3/31/99
Investors Bond Fund:                                                     $21,180
Lehman Index:                                                            $20,711

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     TAXSAVER BOND FUND VS. LEHMAN
        10 YEAR MUNICIPAL INDEX

                                                 TAXSAVER BOND FUND       LEHMAN INDEX
9/89                                                         $9,625            $10,000
10/89                                                        $9,656            $10,114
11/89                                                        $9,748            $10,283
12/89                                                        $9,816            $10,389
1/90                                                         $9,819            $10,358
2/90                                                         $9,897            $10,430
3/90                                                         $9,913            $10,413
4/90                                                         $9,838            $10,483
5/90                                                        $10,035            $10,711
6/90                                                        $10,133            $10,811
7/90                                                        $10,270            $10,962
8/90                                                        $10,179            $10,804
9/90                                                        $10,168            $10,806
10/90                                                       $10,309            $11,044
11/90                                                       $10,472            $11,269
12/90                                                       $10,510            $11,296
1/91                                                        $10,620            $11,482
2/91                                                        $10,685            $11,581
3/91                                                        $10,735            $11,575
4/91                                                        $10,868            $11,735
5/91                                                        $10,920            $11,823
6/91                                                        $10,974            $11,809
7/91                                                        $11,068            $11,933
8/91                                                        $11,169            $12,094
9/91                                                        $11,294            $12,279
10/91                                                       $11,389            $12,379
11/91                                                       $11,431            $12,400
12/91                                                       $11,619            $12,664
1/92                                                        $11,642            $12,690
2/92                                                        $11,678            $12,671
3/92                                                        $11,696            $12,652
4/92                                                        $11,806            $12,772
5/92                                                        $11,931            $12,922
6/92                                                        $12,110            $13,145
7/92                                                        $12,386            $13,577
8/92                                                        $12,316            $13,416
9/92                                                        $12,363            $13,528
10/92                                                       $12,298            $13,390
11/92                                                       $12,511            $13,635
12/92                                                       $12,651            $13,793
1/93                                                        $12,766            $14,025
2/93                                                        $13,148            $14,538
3/93                                                        $13,015            $14,326
4/93                                                        $13,127            $14,462
5/93                                                        $13,197            $14,512
6/93                                                        $13,379            $14,798
7/93                                                        $13,404            $14,835
8/93                                                        $13,635            $15,142
9/93                                                        $13,806            $15,329
10/93                                                       $13,866            $15,353
11/93                                                       $13,784            $15,227
12/93                                                       $13,981            $15,552
1/94                                                        $14,128            $15,743
2/94                                                        $13,906            $15,312
3/94                                                        $13,699            $14,724
4/94                                                        $13,691            $14,909
5/94                                                        $13,845            $15,005
6/94                                                        $13,763            $14,940
7/94                                                        $14,004            $15,191
8/94                                                        $14,016            $15,250
9/94                                                        $13,826            $15,044
10/94                                                       $13,739            $14,825
11/94                                                       $13,598            $14,545
12/94                                                       $13,862            $14,806
1/95                                                        $14,161            $15,190
2/95                                                        $14,445            $15,620
3/95                                                        $14,545            $15,831
4/95                                                        $14,578            $15,850
5/95                                                        $14,926            $16,352
6/95                                                        $14,870            $16,251
7/95                                                        $14,963            $16,490
8/95                                                        $15,117            $16,714
9/95                                                        $15,187            $16,821
10/95                                                       $15,312            $17,014
11/95                                                       $15,539            $17,242
12/95                                                       $15,705            $17,347
1/96                                                        $15,788            $17,523
2/96                                                        $15,751            $17,305
3/96                                                        $15,616            $17,245
4/96                                                        $15,594            $17,196
5/96                                                        $15,624            $17,360
6/96                                                        $15,747            $17,526
7/96                                                        $15,893            $17,695
8/96                                                        $15,910            $17,695
9/96                                                        $16,065            $17,877
10/96                                                       $16,182            $18,102
11/96                                                       $16,407            $18,468
12/96                                                       $16,379            $18,385
1/97                                                        $16,409            $18,456
2/97                                                        $16,537            $18,630
3/97                                                        $16,419            $18,380
4/97                                                        $16,506            $18,516
5/97                                                        $16,673            $18,779
6/97                                                        $16,822            $18,986
7/97                                                        $17,196            $19,519
8/97                                                        $17,079            $19,330
9/97                                                        $17,230            $19,576
10/97                                                       $17,320            $19,679
11/97                                                       $17,407            $19,770
12/97                                                       $17,589            $20,082
1/98                                                        $17,725            $20,305
2/98                                                        $17,739            $20,303
3/98                                                        $17,692            $20,289
4/98                                                        $17,628            $20,177
5/98                                                        $17,896            $20,520
6/98                                                        $17,947            $20,596
7/98                                                        $17,983            $20,629
8/98                                                        $18,217            $20,988
9/98                                                        $18,433            $21,301
10/98                                                       $18,383            $21,309
11/98                                                       $18,431            $21,373
12/98                                                       $18,483            $21,439
1/99                                                        $18,658            $21,768
2/99                                                        $18,584            $21,572
3/99                                                        $18,567            $21,561
Average Annual Total Return on 3/31/99
1 Year:                                                       1.01%
5 Year:                                                       5.46%
Since Inception on 10/2/89:                                   6.73%
Value on 3/31/99
TaxSaver Bond Fund:                                         $18,567
Lehman Index:                                               $21,561

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     MAINE MUNICIPAL BOND FUND VS. LEHMAN
           10 YEAR MUNICIPAL INDEX

                                                        MAINE MUNICIPAL BOND FUND       LEHMAN INDEX
11/91                                                                      $9,750            $10,000
12/91                                                                      $9,945            $10,213
1/92                                                                       $9,951            $10,234
2/92                                                                       $9,910            $10,219
3/92                                                                       $9,912            $10,204
4/92                                                                      $10,022            $10,301
5/92                                                                      $10,135            $10,421
6/92                                                                      $10,296            $10,602
7/92                                                                      $10,635            $10,949
8/92                                                                      $10,520            $10,820
9/92                                                                      $10,569            $10,910
10/92                                                                     $10,424            $10,799
11/92                                                                     $10,634            $10,996
12/92                                                                     $10,760            $11,124
1/93                                                                      $10,887            $11,311
2/93                                                                      $11,232            $11,725
3/93                                                                      $11,081            $11,553
4/93                                                                      $11,194            $11,663
5/93                                                                      $11,238            $11,704
6/93                                                                      $11,401            $11,935
7/93                                                                      $11,438            $11,964
8/93                                                                      $11,675            $12,212
9/93                                                                      $11,818            $12,362
10/93                                                                     $11,855            $12,382
11/93                                                                     $11,749            $12,281
12/93                                                                     $11,956            $12,542
1/94                                                                      $12,078            $12,696
2/94                                                                      $11,803            $12,348
3/94                                                                      $11,460            $11,874
4/94                                                                      $11,482            $12,024
5/94                                                                      $11,594            $12,101
6/94                                                                      $11,541            $12,049
7/94                                                                      $11,724            $12,251
8/94                                                                      $11,761            $12,299
9/94                                                                      $11,599            $12,133
10/94                                                                     $11,385            $11,956
11/94                                                                     $11,185            $11,730
12/94                                                                     $11,455            $11,941
1/95                                                                      $11,745            $12,250
2/95                                                                      $12,058            $12,597
3/95                                                                      $12,183            $12,767
4/95                                                                      $12,217            $12,782
5/95                                                                      $12,583            $13,188
6/95                                                                      $12,518            $13,106
7/95                                                                      $12,624            $13,298
8/95                                                                      $12,746            $13,479
9/95                                                                      $12,798            $13,566
10/95                                                                     $12,907            $13,722
11/95                                                                     $13,077            $13,905
12/95                                                                     $13,203            $13,990
1/96                                                                      $13,302            $14,132
2/96                                                                      $13,267            $13,956
3/96                                                                      $13,077            $13,907
4/96                                                                      $13,068            $13,869
5/96                                                                      $13,086            $14,000
6/96                                                                      $13,160            $14,135
7/96                                                                      $13,288            $14,270
8/96                                                                      $13,296            $14,270
9/96                                                                      $13,407            $14,417
10/96                                                                     $13,524            $14,599
11/96                                                                     $13,717            $14,894
12/96                                                                     $13,684            $14,827
1/97                                                                      $13,741            $14,885
2/97                                                                      $13,842            $15,025
3/97                                                                      $13,728            $14,823
4/97                                                                      $13,782            $14,933
5/97                                                                      $13,927            $15,145
6/97                                                                      $14,059            $15,312
7/97                                                                      $14,349            $15,742
8/97                                                                      $14,236            $15,589
9/97                                                                      $14,369            $15,787
10/97                                                                     $14,439            $15,871
11/97                                                                     $14,493            $15,944
12/97                                                                     $14,677            $16,196
1/98                                                                      $14,801            $16,376
2/98                                                                      $14,800            $16,374
3/98                                                                      $14,818            $16,362
4/98                                                                      $14,766            $16,272
5/98                                                                      $14,958            $16,549
6/98                                                                      $15,000            $16,610
7/98                                                                      $15,043            $16,637
8/98                                                                      $15,263            $16,926
9/98                                                                      $15,428            $17,179
10/98                                                                     $15,430            $17,185
11/98                                                                     $15,458            $17,237
12/98                                                                     $15,504            $17,290
1/99                                                                      $15,673            $17,555
2/99                                                                      $15,599            $17,397
3/99                                                                      $15,587            $17,388
Average Annual Total Return on 3/31/99
1 Year:                                                                     2.56%
5 Year:                                                                     5.81%
Since Inception on 12/5/91:                                                 6.25%
Value on 3/31/99
Maine Municipal Bond Fund:                                                $15,587
Lehman Index:                                                             $17,388

                                       6       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

These charts reflect a comparison in the change in value of a $10,000 investment, including applicable sales charges, in New Hampshire Bond Fund, Investors Growth Fund, Payson Balanced Fund and Payson Value Fund, including reinvestment of dividends and distributions, to each Fund's related securities index, since the Funds' inception. The Lehman 10 Year Municipal Index is a market index of investment grade municipal fixed-rate debt securities with an average maturity of 10 years. The Standard and Poor's 500 Composite Index ("S&P 500") is a market weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.
  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT INCLUDING SALES CHARGE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     NEW HAMPSHIRE BOND FUND VS. LEHMAN
           10 YEAR MUNICIPAL INDEX

                                                        NEW HAMPSHIRE BOND FUND       LEHMAN INDEX
12/92                                                                    $9,750            $10,000
1/93                                                                     $9,746            $10,168
2/93                                                                    $10,119            $10,540
3/93                                                                     $9,881            $10,386
4/93                                                                    $10,008            $10,485
5/93                                                                    $10,077            $10,522
6/93                                                                    $10,278            $10,729
7/93                                                                    $10,334            $10,756
8/93                                                                    $10,607            $10,978
9/93                                                                    $10,760            $11,113
10/93                                                                   $10,754            $11,131
11/93                                                                   $10,664            $11,040
12/93                                                                   $10,906            $11,275
1/94                                                                    $11,028            $11,414
2/94                                                                    $10,726            $11,101
3/94                                                                    $10,350            $10,675
4/94                                                                    $10,379            $10,809
5/94                                                                    $10,485            $10,878
6/94                                                                    $10,433            $10,832
7/94                                                                    $10,623            $11,014
8/94                                                                    $10,654            $11,057
9/94                                                                    $10,508            $10,907
10/94                                                                   $10,346            $10,748
11/94                                                                   $10,197            $10,545
12/94                                                                   $10,406            $10,735
1/95                                                                    $10,664            $11,013
2/95                                                                    $10,934            $11,324
3/95                                                                    $11,005            $11,477
4/95                                                                    $11,025            $11,491
5/95                                                                    $11,378            $11,855
6/95                                                                    $11,315            $11,782
7/95                                                                    $11,402            $11,955
8/95                                                                    $11,525            $12,118
9/95                                                                    $11,582            $12,195
10/95                                                                   $11,692            $12,335
11/95                                                                   $11,849            $12,501
12/95                                                                   $11,942            $12,577
1/96                                                                    $12,043            $12,704
2/96                                                                    $11,984            $12,546
3/96                                                                    $11,815            $12,503
4/96                                                                    $11,792            $12,468
5/96                                                                    $11,785            $12,586
6/96                                                                    $11,874            $12,707
7/96                                                                    $11,980            $12,829
8/96                                                                    $11,984            $12,829
9/96                                                                    $12,109            $12,961
10/96                                                                   $12,228            $13,124
11/96                                                                   $12,417            $13,389
12/96                                                                   $12,370            $13,329
1/97                                                                    $12,408            $13,381
2/97                                                                    $12,499            $13,507
3/97                                                                    $12,354            $13,326
4/97                                                                    $12,414            $13,424
5/97                                                                    $12,583            $13,615
6/97                                                                    $12,703            $13,765
7/97                                                                    $12,995            $14,152
8/97                                                                    $12,885            $14,014
9/97                                                                    $13,018            $14,192
10/97                                                                   $13,080            $14,268
11/97                                                                   $13,139            $14,333
12/97                                                                   $13,315            $14,560
1/98                                                                    $13,426            $14,721
2/98                                                                    $13,459            $14,720
3/98                                                                    $13,446            $14,710
4/98                                                                    $13,420            $14,629
5/98                                                                    $13,608            $14,877
6/98                                                                    $13,644            $14,932
7/98                                                                    $13,683            $14,956
8/98                                                                    $13,885            $15,216
9/98                                                                    $14,036            $15,443
10/98                                                                   $14,060            $15,449
11/98                                                                   $14,083            $15,496
12/98                                                                   $14,131            $15,544
1/99                                                                    $14,273            $15,782
2/99                                                                    $14,215            $15,640
3/99                                                                    $14,200            $15,632
Average Annual Total Return on 3/31/99
1 Year:                                                                   2.97%
5 Year:                                                                   5.99%
Since Inception on 12/31/92:                                              5.77%
Value on 3/31/99
New Hampshire Bond Fund:                                                $14,200
Lehman Index:                                                           $15,632

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     INVESTORS GROWTH FUND VS. S&P 500 INDEX
                                                       INVESTORS GROWTH FUND       S&P 500 INDEX
11/97                                                                     $9,600           $10,000
12/97                                                                     $9,802           $10,172
1/98                                                                      $9,917           $10,284
2/98                                                                     $10,474           $11,025
3/98                                                                     $10,896           $11,589
4/98                                                                     $10,925           $11,706
5/98                                                                     $10,694           $11,505
6/98                                                                     $10,884           $11,972
7/98                                                                     $10,585           $11,845
8/98                                                                      $9,226           $10,134
9/98                                                                      $9,776           $10,784
10/98                                                                    $10,375           $11,660
11/98                                                                    $10,858           $12,367
12/98                                                                    $11,434           $13,079
1/99                                                                     $11,584           $13,625
2/99                                                                     $11,354           $13,202
3/99                                                                     $11,577           $13,730
Average Annual Total Return on 3/31/99
1 Year:                                                                    2.00%
Since Inception on 11/12/97:                                              11.94%
Value on 3/31/99
Investors Growth Fund:                                                   $11,577
S&P 500 Index:                                                           $13,730

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    PAYSON BALANCED FUND VS. S&P 500 INDEX
                                                     PAYSON BALANCED FUND       S&P 500 INDEX
11/91                                                                  $9,600           $10,000
12/91                                                                 $10,147           $11,142
1/92                                                                   $9,974           $10,934
2/92                                                                  $10,061           $11,076
3/92                                                                   $9,897           $10,861
4/92                                                                   $9,994           $11,179
5/92                                                                  $10,091           $11,234
6/92                                                                  $10,004           $11,067
7/92                                                                  $10,297           $11,519
8/92                                                                  $10,199           $11,283
9/92                                                                  $10,355           $11,416
10/92                                                                 $10,267           $11,455
11/92                                                                 $10,582           $11,844
12/92                                                                 $10,887           $11,989
1/93                                                                  $11,075           $12,089
2/93                                                                  $11,205           $12,254
3/93                                                                  $11,393           $12,513
4/93                                                                  $11,323           $12,210
5/93                                                                  $11,513           $12,536
6/93                                                                  $11,843           $12,573
7/93                                                                  $11,914           $12,522
8/93                                                                  $12,377           $12,996
9/93                                                                  $12,407           $12,894
10/93                                                                 $12,488           $13,160
11/93                                                                 $12,336           $13,035
12/93                                                                 $12,625           $13,193
1/94                                                                  $13,069           $13,641
2/94                                                                  $12,821           $13,271
3/94                                                                  $12,191           $12,693
4/94                                                                  $12,160           $12,856
5/94                                                                  $12,212           $13,066
6/94                                                                  $11,827           $12,746
7/94                                                                  $12,163           $13,165
8/94                                                                  $12,562           $13,704
9/94                                                                  $12,299           $13,369
10/94                                                                 $12,310           $13,668
11/94                                                                 $11,886           $13,171
12/94                                                                 $12,095           $13,366
1/95                                                                  $12,289           $13,713
2/95                                                                  $12,751           $14,246
3/95                                                                  $12,923           $14,666
4/95                                                                  $13,075           $15,098
5/95                                                                  $13,509           $15,700
6/95                                                                  $13,607           $16,064
7/95                                                                  $13,859           $16,597
8/95                                                                  $14,078           $16,638
9/95                                                                  $14,473           $17,340
10/95                                                                 $14,605           $17,278
11/95                                                                 $15,113           $18,036
12/95                                                                 $15,522           $18,383
1/96                                                                  $15,795           $19,008
2/96                                                                  $15,716           $19,185
3/96                                                                  $15,727           $19,370
4/96                                                                  $15,750           $19,655
5/96                                                                  $15,819           $20,161
6/96                                                                  $15,727           $20,238
7/96                                                                  $15,137           $19,344
8/96                                                                  $15,496           $19,753
9/96                                                                  $16,039           $20,864
10/96                                                                 $16,412           $21,439
11/96                                                                 $17,262           $23,058
12/96                                                                 $17,260           $22,601
1/97                                                                  $17,623           $24,013
2/97                                                                  $17,752           $24,201
3/97                                                                  $17,208           $23,209
4/97                                                                  $17,704           $24,593
5/97                                                                  $18,669           $26,089
6/97                                                                  $19,112           $27,257
7/97                                                                  $20,384           $29,426
8/97                                                                  $20,135           $27,778
9/97                                                                  $20,896           $29,299
10/97                                                                 $20,248           $28,321
11/97                                                                 $20,671           $29,631
12/97                                                                 $20,883           $30,140
1/98                                                                  $20,975           $30,473
2/98                                                                  $22,023           $32,669
3/98                                                                  $22,590           $34,341
4/98                                                                  $22,621           $34,686
5/98                                                                  $21,796           $34,091
6/98                                                                  $21,279           $35,474
7/98                                                                  $20,357           $35,098
8/98                                                                  $17,837           $30,030
9/98                                                                  $18,670           $31,954
10/98                                                                 $20,155           $34,550
11/98                                                                 $20,944           $36,644
12/98                                                                 $21,621           $38,754
1/99                                                                  $21,439           $40,374
2/99                                                                  $20,268           $39,119
3/99                                                                  $20,737           $40,683
Average Annual Total Return on 3/31/99
1 Year:                                                              (11.88%)
5 Year:                                                                10.31%
Since Inception on 11/25/91:                                           10.43%
Value on 3/31/99
Payson Balanced Fund:                                                 $20,737
S&P 500 Index:                                                        $40,683

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    PAYSON VALUE FUND VS. S&P 500 INDEX
                                                PAYSON VALUE FUND      S&P 500 INDEX
7/92                                                          $9,600           $10,000
8/92                                                          $9,389            $9,796
9/92                                                          $9,466            $9,911
10/92                                                         $9,408            $9,945
11/92                                                         $9,899           $10,282
12/92                                                        $10,274           $10,409
1/93                                                         $10,497           $10,495
2/93                                                         $10,497           $10,638
3/93                                                         $10,661           $10,863
4/93                                                         $10,487           $10,600
5/93                                                         $10,768           $10,883
6/93                                                         $10,952           $10,915
7/93                                                         $11,175           $10,871
8/93                                                         $11,622           $11,283
9/93                                                         $11,680           $11,194
10/93                                                        $12,031           $11,425
11/93                                                        $11,914           $11,316
12/93                                                        $12,265           $11,453
1/94                                                         $12,882           $11,842
2/94                                                         $12,627           $11,521
3/94                                                         $11,874           $11,020
4/94                                                         $12,011           $11,161
5/94                                                         $12,070           $11,344
6/94                                                         $11,541           $11,066
7/94                                                         $11,984           $11,429
8/94                                                         $12,603           $11,897
9/94                                                         $12,269           $11,606
10/94                                                        $12,308           $11,866
11/94                                                        $11,736           $11,435
12/94                                                        $11,815           $11,604
1/95                                                         $11,944           $11,905
2/95                                                         $12,410           $12,368
3/95                                                         $12,648           $12,732
4/95                                                         $12,738           $13,107
5/95                                                         $13,166           $13,630
6/95                                                         $13,345           $13,946
7/95                                                         $13,824           $14,409
8/95                                                         $13,854           $14,445
9/95                                                         $14,254           $15,054
10/95                                                        $14,184           $15,000
11/95                                                        $14,766           $15,658
12/95                                                        $15,144           $15,960
1/96                                                         $15,647           $16,502
2/96                                                         $15,798           $16,656
3/96                                                         $16,161           $16,816
4/96                                                         $16,221           $17,064
5/96                                                         $16,413           $17,503
6/96                                                         $16,383           $17,570
7/96                                                         $15,471           $16,794
8/96                                                         $16,049           $17,149
9/96                                                         $16,768           $18,113
10/96                                                        $17,175           $18,612
11/96                                                        $18,141           $20,018
12/96                                                        $18,014           $19,621
1/97                                                         $18,558           $20,846
2/97                                                         $18,716           $21,010
3/97                                                         $18,263           $20,148
4/97                                                         $18,921           $21,350
5/97                                                         $20,055           $22,649
6/97                                                         $20,827           $23,663
7/97                                                         $22,133           $25,546
8/97                                                         $21,452           $24,116
9/97                                                         $22,917           $25,436
10/97                                                        $22,269           $24,587
11/97                                                        $23,134           $25,724
12/97                                                        $23,711           $26,166
1/98                                                         $23,845           $26,455
2/98                                                         $25,399           $28,362
3/98                                                         $26,533           $29,813
4/98                                                         $26,631           $30,113
5/98                                                         $25,639           $29,596
6/98                                                         $25,398           $30,797
7/98                                                         $24,149           $30,470
8/98                                                         $20,096           $26,070
9/98                                                         $21,461           $27,740
10/98                                                        $23,044           $29,995
11/98                                                        $23,878           $31,812
12/98                                                        $25,083           $33,644
1/99                                                         $25,332           $35,050
2/99                                                         $24,322           $33,961
3/99                                                         $25,320           $35,319
Average Annual Total Return on 3/31/99
1 Year:                                                      (8.39%)
5 Year:                                                       15.41%
Since Inception on 7/31/92:                                   14.95%
Value on 3/31/99
Payson Value Fund:                                           $25,320
S&P 500 Index:                                               $35,319

                                       7       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INVESTORS HIGH GRADE BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
CORPORATE BONDS & NOTES (18.0%)
$          1,000,000 ABN Amro Bank, North America Finance,
                      Inc., 8.25%, 8/3/09...................  $ 1,072,370
             500,000 BankAmerica Corp., 8.13%, 2/1/02........     527,915
             500,000 Dean Witter Discover, 6.25%, 3/15/00....     503,510
           2,000,000 Lehman Brothers Holdings, Inc., 8.50%,
                      8/1/15................................    2,144,940
           2,000,000 Mercantile Banc Corp., 7.30%, 6/15/07...   2,107,900
                                                              -----------
Total Corporate Bonds & Notes
  (cost $6,176,991)                                             6,356,635
                                                              -----------
GOVERNMENT AGENCY NOTES (6.9%)
FHLB (3.8%)
           1,350,000 6.56%, 4/15/99..........................   1,350,783
FHLMC (0.9%)
             300,000 6.60%, 11/12/99.........................     303,009
FNMA (2.2%)
             750,000 7.50%, 2/11/02..........................     792,390
                                                              -----------
Total Government Agency Notes
  (cost $2,422,079)                                             2,446,182
                                                              -----------
GOVERNMENT MORTGAGE BACKED SECURITIES (13.6%)
GNMA (13.6%)
             797,525 Pool 382828, 6.50%, 4/15/28.............     794,032
             544,410 Pool 400138, 6.50%, 4/15/28.............     542,026
             112,451 Pool 430637, 6.50%, 4/15/28.............     111,958
             233,506 Pool 462566, 6.50%, 3/15/28.............     232,483
              43,671 Pool 463682, 6.50%, 3/15/28.............      43,479


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------

GOVERNMENT MORTGAGE BACKED SECURITIES, CONTINUED
$            841,069 Pool 463821, 6.50%, 4/15/28............. $   837,384
           1,054,184 Pool 463822, 6.50%, 4/15/28.............   1,049,567
             643,672 Pool 468812, 6.50%, 4/15/28.............     640,853
              70,692 Pool 473533, 6.50%, 4/15/28.............      70,383
             214,025 Pool 473541, 6.50%, 4/15/28.............     213,088
             293,352 Pool 474630, 6.50%, 4/15/28.............     292,067
                                                              -----------
Total Government Mortgage Backed Securities
  (cost $4,848,559)                                             4,827,320
                                                              -----------
U.S. TREASURY OBLIGATIONS (59.2%)
U.S TREASURY BONDS (10.6%)
           4,000,000 5.25%, 11/15/28.........................   3,738,280
                                                              -----------
U.S. TREASURY NOTES (48.6%)
           1,000,000 5.88%, 2/15/04..........................   1,030,412
           2,000,000 7.25%, 5/15/04..........................   2,180,240
           3,000,000 6.50%, 8/15/05..........................   3,185,730
          10,000,000 5.88%, 11/15/05.........................  10,288,800
             500,000 6.25%, 2/15/07..........................     526,605
                                                              -----------
Total U.S. Treasury Notes                                      17,211,787
                                                              -----------
Total U.S. Treasury Obligations
  (cost $20,992,577)                                           20,950,067
                                                              -----------
SHORT-TERM HOLDINGS (2.3%)
             814,927 Dreyfus Government Cash Management Fund
                        (cost $814,927).....................      814,927
                                                              -----------
Total Investments (100.0%)
  (cost $35,255,133)                                          $35,395,131
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  8       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INVESTORS BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (1.9%)
FHLMC (0.3%)
$            171,386 Series 90 135-A, 8.75%, 5/15/00......... $   174,079
                                                              -----------
OTHER (1.6%)
             164,950 Merrill Lynch Mortgage Investors, Inc.,
                      Series 89 E, 9.40%, 9/15/09...........      174,074
             942,292 RTC, Series 92 C8 D, 8.84%, 12/25/23
                      (b)...................................      936,403
                                                              -----------
Total Other                                                     1,110,477
                                                              -----------
Total Collateralized Mortgage Obligations
  (cost $1,256,127)                                             1,284,556
                                                              -----------
CORPORATE BONDS & NOTES (72.3%)
           1,725,000 ABN Amro Bank, North America Finance,
                      Inc., 8.25%, 8/1/09...................    1,849,838
             750,000 Associates Corp. of North America,
                      6.63%, 6/15/05........................      772,297
             500,000 Bank One Corp., 8.10%, 3/1/02...........     530,275
           2,000,000 Bank United, 8.00%, 3/15/09.............   2,023,179
           1,000,000 BankAmerica Corp., 7.13%, 5/1/06........   1,049,910
           1,500,000 Bankers Trust New York Co., 7.25%,
                      10/15/11..............................    1,551,150
             500,000 Bear Stearns Cos., Inc., 6.75%,
                      4/15/03...............................      507,880
             250,000 Boeing Co., 6.35%, 6/15/03..............     254,282
           3,000,000 CBS, Inc., ACA insured, 7.63%, 1/1/02...   3,095,010
           4,250,000 Chase Capital, 5.90% V/R, 8/1/28........   4,137,100
             500,000 Chase Manhattan Bank, N.A., 9.75%,
                      11/1/01...............................      548,230
           7,000,000 Comerica Bank, 8.38%, 7/15/24...........   7,637,630
           1,000,000 Commercial Credit Co., 7.88%, 7/15/04...   1,076,570
           1,000,000 Commercial Credit Co., 7.38%, 4/15/05...   1,051,140
           1,500,000 Conseco, Inc., 6.40%, 6/15/01...........   1,481,505
           3,000,000 Conseco, Inc., 8.70%, 11/15/26..........   2,795,712
           1,500,000 Cummins Engine Co., Inc., 6.45%,
                      3/1/05................................    1,471,140
           1,000,000 Dow Chemical Co., 8.63%, 4/1/06.........   1,103,650
             500,000 Dupont Corp., 8.13%, 3/15/04............     547,955
             500,000 First Chicago NBD Corp., 6.13%,
                      2/15/06...............................      496,785
           1,000,000 Ford Motor Credit Co., 7.50%, 6/15/04...   1,065,940


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------

CORPORATE BONDS & NOTES (CONTINUED)
$          1,500,000 Ford Motor Credit Co., 6.13%, 1/9/06.... $ 1,494,510
             400,000 International Lease Finance Corp.,
                      8.38%, 12/15/04.......................      439,728
             500,000 J.P. Morgan & Co., Inc., 7.63%,
                      9/15/04...............................      531,275
           1,000,000 J.P. Morgan & Co., Inc., 6.25%,
                      12/15/05..............................      999,350
           2,500,000 Lehman Brothers Holdings, 7.20%,
                      8/15/09...............................    2,528,750
           1,000,000 Leucadia Capital Trust I, 8.65%,
                      1/15/27...............................      891,229
             750,000 Merchants National Corp. (a National
                      City Corp. subsidiary), 9.88%,
                      10/1/99...............................      767,070
             500,000 Merrill Lynch & Co., Inc., 7.00%,
                      3/15/06...............................      522,550
             500,000 Merrill Lynch & Co., Inc., 7.00%,
                      1/15/07...............................      523,065
             500,000 Morgan Stanley Group, Inc., 6.75%,
                      3/4/03................................      514,970
             250,000 Norwest Financial, Inc., 6.13%,
                      8/1/03................................      253,325
           1,000,000 NTC Capital, 5.55% V/R, 1/15/27.........     977,500
             500,000 Paine Webber, Inc., 9.25%, 12/15/01.....     536,425
             700,000 Republic New York Corp., 8.38%,
                      2/15/07...............................      781,046
           1,000,000 Sears Roebuck Acceptance Corp., 6.70%,
                      11/15/06..............................    1,021,380
             500,000 Security Pacific Corp., 6.00%, 5/1/00...     502,900
             500,000 Southern New England Telephone, 7.13%,
                      8/1/07................................      536,700
                                                              -----------
Total Corporate Bonds & Notes
  (cost $49,345,341)                                           48,868,951
                                                              -----------
GOVERNMENT MORTGAGE BACKED SECURITIES (7.3%)
FHLMC (0.1%)
              63,996 Pool 502128, 9.00%, 10/1/04.............      66,536
                                                              -----------
GNMA (7.2%)
              86,834 Pool 406467, 6.50%, 3/15/26.............      86,454
             151,389 Pool 452743, 6.50%, 12/15/27............     150,726
           1,634,125 Pool 462480, 6.50%, 1/15/28.............   1,626,967
             491,397 Pool 462903, 6.50%, 2/15/28                  489,245

See Notes to Schedule of Investments.  9       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INVESTORS BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
GNMA (CONTINUED)
$          2,542,288 Pool 463821, 6.50%, 4/15/28              $ 2,531,154
                                                              -----------
Total GNMA                                                      4,884,546
                                                              -----------
Total Government Mortgage Backed Securities
  (cost $4,971,770)                                             4,951,082
                                                              -----------
MUNICIPAL BONDS (4.0%)
           1,197,467 Coffee County, GA, Hospital Authority
                      RV, Taxable Anticipation Certificates,
                      Series B, ACA insured, 9.00%, 12/1/12
                      (b)...................................    1,369,136
           1,293,265 Coffee County, GA, Hospital Authority
                      RV, Taxable Anticipation Certificates,
                      Series B, 9.00%, 12/1/12 (b)..........    1,317,993
                                                              -----------
Total Municipal Bonds
  (cost $2,632,872)                                             2,687,129
                                                              -----------


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------

U.S. TREASURY BONDS (8.3%)
$          6,000,000 U.S. Treasury Bond, 5.25%, 11/15/28
                        (cost $5,805,000)...................  $ 5,598,750
                                                              -----------

       SHARES
--------------------
PREFERRED STOCK (5.8%)
           4,000,000 Irwin Financial Corp., Capital Trust
                      I.....................................    1,070,000
           6,850,000 NCBE Capital Trust......................   1,755,312
           8,000,000 Simmons First National Corp.............   1,080,000
                                                              -----------
Total Preferred Stock
  (cost $3,738,301)                                             3,905,312
                                                              -----------
SHORT-TERM HOLDINGS (0.4%)
             256,630 Dreyfus Government Cash Management Fund
                        (cost $256,630).....................      256,630
                                                              -----------
Total Investments (100.0%)
  (cost $68,006,041)                                          $67,552,410
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  10      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
MUNICIPAL BONDS (99.5%)
CALIFORNIA (3.2%)
$          1,000,000 Fresno, CA, Union SD, Series A, MBIA
                      insured, 6.55%, 8/1/20................  $ 1,182,440
                                                              -----------
COLORADO (3.5%)
           1,000,000 Douglas County, CO, SD #1, GO Bonds,
                      Series A, 8.00%, 12/15/09.............    1,305,130
                                                              -----------
ILLINOIS (4.0%)
           1,000,000 Illinois State, GO Bonds RV, 5.70%,
                      4/1/10................................    1,076,480
             450,000 Illinois Development Finance Authority
                      RV, Community Rehabilitation Providers
                      Facilities Acquisition Program, Series
                      92, 6.44%, 8/1/12.....................      400,770
                                                              -----------
                                                                1,477,250
                                                              -----------
INDIANA (1.4%)
             100,000 Hendricks, IN, Economic Development
                      Income Tax RV, Series A, 5.95%,
                      7/1/99................................      100,678
             100,000 Indiana Bond Bank RV, Special Program,
                      Series A2, Sumitomo Bank Ltd., LOC,
                      6.30%, 1/1/00.........................      102,151
             100,000 Indiana Health Facilities Financing
                      Authority Hospital RV, Community
                      Hospital of Indiana, Series A & B,
                      MBIA insured, 6.35%, 7/1/03...........      108,849
             100,000 Indiana Transportation Financial
                      Authority Airport Facilities Lease RV,
                      Series A, 6.00%, 11/1/01..............      105,306
             100,000 Monroe County, IN, School Building Corp.
                      RV, First Mortgage, 5.80%, 1/15/00....      101,970
                                                              -----------
                                                                  518,954
                                                              -----------
KENTUCKY (3.2%)
           1,000,000 Kenton County, KY, Water District RV,
                      6.00%, 2/1/17.........................    1,086,250
             100,000 Kentucky Housing Corp., Housing RV,
                      Series B, 5.05%, 7/1/06...............      103,795
                                                              -----------
                                                                1,190,045
                                                              -----------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
LOUISIANA (3.8%)
$          1,000,000 Louisiana Public Facilities Authority
                      RV, Extended Care Facilities Authority
                      Comm-Care Corp., 11.00%, 2/1/14.......  $ 1,408,200
                                                              -----------
MARYLAND (1.7%)
             625,000 Maryland State EDA Health Care
                      Facilities RV, Crescent Cities
                      Project, Series A, 5.30%, 12/20/18....      633,944
                                                              -----------
MICHIGAN (7.2%)
             250,000 Comstock Park, MI, Public Schools GO
                      Bonds, 6.00%, 5/1/06..................      278,043
           1,000,000 Grand Rapids, MI, Water Supply RV, FGIC
                      insured, 6.50%, 1/1/15................    1,063,330
             200,000 Michigan, Muni Bond Authority RV, Series
                      G, AMBAC insured, 6.20%, 11/1/04......      222,712
           1,000,000 Michigan State, Strategic FD LTD, 6.50%,
                      2/15/02...............................    1,079,740
                                                              -----------
                                                                2,643,825
                                                              -----------
MISSOURI (4.3%)
           1,000,000 Kansas City, MO, IDA RV, Owens-Illinois,
                      PJ-Conv, 4.90%, 12/31/08..............    1,006,870
             500,000 Sikeston, Missouri, Electric RV, 6.00%,
                      6/1/16................................      567,380
                                                              -----------
                                                                1,574,250
                                                              -----------
MONTANA (2.9%)
           1,000,000 Forsyth, MT, PCR RV Refunding, Montana
                      Power Co., Series A, AMBAC insured,
                      6.13%, 5/01/23........................    1,087,000
                                                              -----------
NEBRASKA (2.9%)
           1,000,000 Douglas County, NE, SD #17, GO Bonds,
                      Millard, MBIA insured, 6.25%,
                      10/1/17...............................    1,089,020
                                                              -----------
NEW HAMPSHIRE (0.9%)
             320,000 New Hampshire State, GO Bonds, Capital
                      Improvement, Series A, 5.13%,
                      10/1/17...............................      325,344
                                                              -----------

See Notes to Schedule of Investments.  11      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
NEW JERSEY (3.0%)
$          1,000,000 Essex County, NJ, Improvement Authority
                      RV, Utilities System East Orange
                      Franchise, MBIA insured, 6.00%,
                      7/1/18................................  $ 1,096,330
                                                              -----------
NEW YORK (1.0%)
             350,000 New York State Thruway Authority,
                      Service Contract RV, Local Highway and
                      Bridge Project, 5.75%, 4/1/06.........      378,970
                                                              -----------
NORTH CAROLINA (2.1%)
             750,000 Mecklenburg County, NC, Industrial
                      Facilities & PCR Financing Authority
                      RV, Fluor Corp. Project, 5.25%,
                      12/1/09...............................      772,275
                                                              -----------
OHIO (27.2%)
           1,000,000 Butler County, OH, Transportation RV,
                      Improvement District, Series A, FSA
                      insured, 6.00%, 4/1/11................    1,124,200
           1,000,000 Cleveland, OH Public Power, 7.00%,
                      11/15/01..............................    1,089,870
           2,000,000 Hamilton, OH, Electrical System Mortgage
                      RV, Series A, FGIC insured, 6.00%,
                      10/15/23..............................    2,163,080
             700,000 Lakota, OH, SD UTGO Bonds, AMBAC
                      insured, 6.25%, 12/1/14...............      792,414
             750,000 Montgomery County, OH, GO Bonds, 5.30%,
                      12/1/10...............................      797,355
             795,000 Northwest, OH, SD LOC, GO Bonds, FGIC
                      insured, 5.50%, 12/1/12...............      866,518
             500,000 Ohio State Air Quality Development
                      Authority, PCR, Cleveland Electric Co.
                      Project, FGIC insured, 8.00%,
                      12/1/13...............................      569,300
           1,500,000 Ohio State Turnpike Community, RV,
                      Series A, 5.50%, 2/15/24..............    1,609,335
             555,000 Shelby County, OH, Hospital Facilities
                      RV, Wilson Memorial Hospital, ETM USG,
                      6.40%, 12/1/03........................      588,245
             435,000 Washington County, OH, Hospital
                      Refunding RV, Shelby General Hospital,
                      6.88%, 7/1/03.........................      460,295
                                                              -----------
                                                               10,060,612
                                                              -----------


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
OKLAHOMA (0.7%)
$            250,000 Claremore, OK, Public Works Authority
                      Capital Improvement RV, MBIA insured,
                      5.00%, 6/1/05.........................  $   263,180
                                                              -----------
PENNSYLVANIA (8.3%)
             550,000 Allegheny County, PA, Hospital
                      Development Authority, Health Care RV,
                      Allegheny Valley School Project,
                      7.25%, 2/1/03.........................      572,561
           1,000,000 Allegheny County, PA, Hospital
                      Development Authority, Health Center
                      RV, Series 90, West Penn Hospital
                      Foundation, 8.00%, 1/1/05.............    1,044,550
             500,000 Bucks County, PA, IDA RV, Personal Care,
                      ETM USG, Series A, 10.00%, 5/15/19....      808,165
             350,000 Erie-Western Pennsylvania Port
                      Authority, Pennsylvania Refunding RV,
                      8.25%, 6/15/00........................      369,842
             110,000 Pennsylvania HEFA RV, Medical College of
                      Pennsylvania, Series 91 B, 7.25%,
                      3/1/05................................      119,439
             125,000 Washington County, PA, IDA RV,
                      Presbyterian Medical Center, FHA
                      insured, 6.50%, 1/15/02...............      134,099
                                                              -----------
                                                                3,048,656
                                                              -----------
PUERTO RICO (8.1%)
           1,000,000 Commonwealth of Puerto Rico, GO Bonds,
                      Improvements Bonds, 5.50%, 7/1/13.....    1,075,320
             750,000 Puerto Rico Commonwealth, GO Bonds, MBIA
                      insured, 5.75%, 7/1/10................      840,090
             400,000 Puerto Rico Public Finance Corp.,
                      Commonwealth Appropriations RV, Series
                      A, 5.38%, 6/1/18......................      426,247
              20,000 Puerto Rico, Industrial, Medical &
                      Environmental RV, Abbott Chemicals,
                      Inc. Project, 6.50%, 7/1/09...........       20,488
             550,000 University of Puerto Rico RV, Series N,
                      MBIA insured, 6.25%, 6/1/04...........      611,958
                                                              -----------
                                                                2,974,103
                                                              -----------

See Notes to Schedule of Investments.  12      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
VIRGIN ISLANDS (0.4%)
$            135,000 Virgin Islands, VI, Water & Power
                      Authority, Electric System RV, 5.25%,
                      7/1/06................................  $   142,262
                                                              -----------
WASHINGTON (5.9%)
           1,190,000 Pierce County, WA, HFA RV, Pooled,
                      6.00%, 12/1/28........................    1,191,344
           1,000,000 Vancouver, WA, HFA RV, Housing-
                      Sub-Springbrook Square=B, 6.00%,
                      3/1/31................................      994,310
                                                              -----------
                                                                2,185,654
                                                              -----------


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------

WEST VIRGINIA (3.8%)
$          1,300,000 Monongalia County, WV,
                      Pollution RV, Potomac Edison
                      Co. Fort Martin, Series B,
                      5.95%, 4/1/13.........................  $ 1,386,359
                                                              -----------
Total Municipal Bonds (cost $35,755,555)                       36,743,803
                                                              -----------

       SHARES
--------------------
SHORT-TERM HOLDINGS (0.5%)
             184,380 Boston 1784 Tax Free Money Market Fund
                      (cost $184,380).......................      184,380
                                                              -----------
Total Investments (100.0%)
  (cost $35,939,935)                                          $36,928,183
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  13      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
MUNICIPAL BONDS (98.9%)
GENERAL OBLIGATION--BOND BANK (3.9%)
$             10,000 Maine Muni Bond Bank, Series C, 6.45%,
                      11/1/01...............................  $    10,711
              25,000 Maine Muni Bond Bank, Series D, 5.90%,
                      11/1/00...............................       25,989
              90,000 Maine Muni Bond Bank, Series E, 5.70%,
                      11/1/11...............................       97,171
              50,000 Maine Muni Bond Bank, Series 89B, 7.40%,
                      11/1/14, P/R 11/1/99 @ 102............       52,210
             150,000 Maine Muni Bond Bank, Series 90 B,
                      7.20%, 11/1/15, P/R USG, 11/1/00 @
                      102...................................      161,762
              25,000 Maine Muni Bond Bank, Series 90 D,
                      7.38%, 11/1/10, P/R USG, 11/1/00 @
                      102...................................       27,026
             210,000 Maine Muni Bond Bank, Series 90B, 7.20%,
                      11/1/07, P/R 11/1/00 @ 102............      226,467
              50,000 Maine Muni Bond Bank, Series 90B, 7.20%,
                      11/1/11, P/R 11/1/00 @ 102............       53,921
             100,000 Maine Muni Bond Bank, Series 92B, 6.65%,
                      11/1/07...............................      111,726
              85,000 Maine Muni Bond Bank, Series 92B, 6.75%,
                      11/1/12...............................       95,037
             100,000 Maine Muni Bond Bank, Series 92C, 5.80%,
                      11/1/99...............................      101,558
             150,000 Maine Muni Bond Bank, Series 92E, 5.80%,
                      11/1/04...............................      161,973
              20,000 Maine Muni Bond Bank, Series 93 A,
                      5.00%, 6/1/03.........................       21,078
              80,000 Maine Muni Bond Bank, Sewer & Water
                      Bonds, SRF Program, Series 91 A,
                      7.20%, 11/1/13, P/R USG, 11/1/01 @
                      102...................................       88,512
                                                              -----------
                                                                1,235,141
                                                              -----------
GENERAL OBLIGATION--LOCAL (17.9%)
             100,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 5.75%,
                      10/1/01...............................      104,683
              25,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 5.85%,
                      10/1/02...............................       26,543
             150,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 6.00%,
                      10/1/03...............................      161,700

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
GENERAL OBLIGATION--LOCAL, CONTINUED
$            100,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 6.10%,
                      10/1/04...............................  $   107,891
             250,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 6.35%,
                      10/1/07...............................      270,245
             100,000 Bangor, ME, UTGO Bonds, 5.20%,
                      11/1/00...............................      102,975
              60,000 Bangor, ME, UTGO Bonds, 5.50%, 9/1/24...      64,934
             175,000 Bar Harbor, ME, UTGO Bonds, 6.20%,
                      6/1/05................................      194,784
              75,000 Bar Harbor, ME, UTGO Bonds, 6.45%,
                      6/1/09................................       86,987
              30,000 Bath, ME, UTGO Bonds, 7.45%, 12/1/07....      36,936
              20,000 Bath, ME, UTGO Bonds, 7.50%, 12/1/08....      25,026
              25,000 Bath, ME, UTGO Bonds, 5.63%, 3/1/09.....      27,191
              50,000 Brewer, ME, UTGO Bonds, Series A, 6.10%,
                      1/1/03................................       53,917
              50,000 Brewer, ME, UTGO Bonds, Series A, 6.10%,
                      1/1/04................................       54,582
              50,000 Brewer, ME, UTGO Bonds, Series A, 6.10%,
                      1/1/05................................       54,344
              50,000 Brewer, ME, UTGO Bonds, Series A, 6.20%,
                      1/1/06................................       54,334
              50,000 Brunswick, ME, Tax Increment GO Bonds,
                      BTI Project, 5.50%, 11/1/08...........       54,298
             250,000 Cape Elizabeth, ME, GO Bonds, 5.75%,
                      10/15/09..............................      276,410
             100,000 Cape Elizabeth, ME, GO Bonds, 5.90%,
                      10/15/12..............................      111,304
              25,000 Cape Elizabeth, ME, GO Bonds, 5.90%,
                      10/15/14..............................       27,826
             100,000 Cumberland County, ME, UTGO Bonds,
                      6.50%, 2/1/03, P/R USG, 2/1/01 @
                      102...................................      107,101
             250,000 Cumberland County, ME, UTGO Bonds,
                      5.25%, 2/1/07.........................      264,048
              25,000 Ellsworth, ME, UTGO Bonds, 7.20%,
                      7/1/08................................       30,188
             250,000 Freeport, ME, UTGO Bonds, 7.25%,
                      9/1/04................................      289,470
              20,000 Freeport, ME, UTGO Bonds, 7.25%,
                      9/1/10................................       25,057

See Notes to Schedule of Investments.  14      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
GENERAL OBLIGATION--LOCAL, CONTINUED
$             40,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      Insured, 6.40%, 9/1/04................  $    44,514
             215,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      Insured, 6.60%, 9/1/06................      240,632
              50,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.65%, 9/1/07................       56,041
              70,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.65%, 9/1/08................       78,457
              35,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.65%, 9/1/10................       39,228
              50,000 Portland, ME, GO Bonds, 12.10%,
                      7/1/99................................       51,103
              50,000 Portland, ME, GO Bonds, 10.50%,
                      11/1/99...............................       52,119
             500,000 Portland, ME, GO Bonds, 6.20%, 4/1/05...     559,180
              50,000 Portland, ME, GO Bonds, 12.60%,
                      11/1/05...............................       73,953
             100,000 Portland, ME, GO Bonds, 7.25%,
                      12/1/05...............................      118,416
             790,000 Portland, ME, GO Bonds, 5.30%,
                      6/13/13...............................      823,583
              25,000 Portland, ME, GO Bonds, 6.50%, 4/1/14...      28,382
              10,000 Rockland ME, GO bonds, 6.00%, 10/1/00...      10,347
              25,000 Rockland ME, GO bonds, 6.00%, 10/1/01...      26,273
             150,000 South Portland, ME, GO Bonds, 5.80%,
                      9/1/08................................      169,311
              40,000 South Portland, ME, GO Bonds, 5.80%,
                      9/1/11................................       45,394
              25,000 Westbrook, ME, UTGO Bonds, 6.75%,
                      11/15/04..............................       28,544
              75,000 Windham, ME, UTGO Bonds, 0.05%,
                      6/15/08...............................       50,865
             130,000 Winslow, ME, GO Bonds, Crowe Rope
                      Industries Project, Series A, 5.50%,
                      3/1/07................................      139,064
              20,000 Winslow, ME, UTGO Bonds, AMBAC insured,
                      6.90%, 10/1/08                               21,978
              50,000 Winslow, ME, UTGO Bonds, SD, AMBAC
                      Insured, 7.00%,
                      10/1/10...............................       55,065
                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
GENERAL OBLIGATION--LOCAL, CONTINUED
$             25,000 Winthrop, ME, UTGO Bonds, 5.10%,
                      8/1/04................................  $    26,388
              25,000 Winthrop, ME, UTGO Bonds, 5.20%,
                      8/1/05................................       26,612
              25,000 Winthrop, ME, UTGO Bonds, 5.30%,
                      8/1/06................................       26,835
              25,000 Winthrop, ME, UTGO Bonds, 5.40%,
                      8/1/07................................       27,077
             250,000 Yarmouth, ME, GO Bonds, AMBAC insured,
                      5.25%, 11/15/09.......................      267,755
              35,000 York, ME, SD, UTGO Bonds, AMBAC insured,
                      6.40%, 3/1/03.........................       37,525
                                                              -----------
                                                                5,737,415
                                                              -----------
GENERAL OBLIGATION--PUERTO RICO (7.2%)
           1,040,000 Puerto Rico, GO Bonds, MBIA insured,
                      6.50%, 7/1/04.........................    1,169,012
             525,000 Puerto Rico, GO Bonds, Series 93,
                      MBIA-IBC insured, 5.50%, 7/1/08.......      577,043
             495,000 Puerto Rico Commonwealth, GO, MBIA
                      insured, 5.75%, 7/1/10................      554,459
                                                              -----------
                                                                2,300,514
                                                              -----------
GENERAL OBLIGATION--STATE (1.9%)
             100,000 Maine, UTGO Bonds, 8.50%, 3/1/00........     104,780
             100,000 Maine, UTGO Bonds, 7.50%, 12/15/00......     106,839
              50,000 Maine, UTGO Bonds, 8.00%, 5/1/01........      54,430
              90,000 Maine, UTGO Bonds, 6.40%, 7/1/02........      97,408
              25,000 Maine, UTGO Bonds, 7.50%, 12/15/02......      28,232
             100,000 Maine, UTGO Bonds, 6.50%, 7/1/03........     110,518
             100,000 Maine, UTGO Bonds, Highway Improvements,
                      8.00%, 5/1/02.........................      112,308
                                                              -----------
                                                                  614,515
                                                              -----------
REVENUE--GUAM (9.5%)
             800,000 Guam Government LO Highway RV, Series A,
                      FSA insured, 6.25%, 5/1/07............      869,512
              25,000 Guam Government LO Highway RV, Series 92
                      A, FSA insured, 5.60%, 5/1/00.........       25,645

See Notes to Schedule of Investments.  15      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
REVENUE--GUAM, CONTINUED
$             75,000 Guam Government Water System RV, CGIC
                      insured, 6.85%,
                      7/1/99................................  $    75,698
           1,895,000 Guam Power Authority RV, Series A, AMBAC
                      insured, 6.30%, 10/1/12...............    2,066,760
                                                              -----------
                                                                3,037,615
                                                              -----------
REVENUE--HEALTH & EDUCATION (19.0%)
              25,000 Maine Educational Loan Authority,
                      Educational Loan RV, Supplemental
                      Education Loan Program, Series 92 A-1,
                      6.80%, 12/1/07........................       26,606
              60,000 Maine Educational Loan Authority,
                      Educational Loan RV, Supplemental
                      Education Loan Program, Series 92 A-1,
                      7.00%, 12/1/16........................       63,611
              20,000 Maine Educational Loan Authority,
                      Educational Loan RV, Supplemental
                      Education Loan Program, Series 92 A-2,
                      7.15%, 12/1/16........................       21,267
              25,000 Maine Educational Loan Authority, Series
                      A, Student Loan Refunding RV, 6.35%,
                      5/1/05................................       25,938
              45,000 Maine Educational Loan Authority,
                      Student Loan Refunding RV, 6.90%,
                      11/1/03...............................       47,241
             140,000 Maine HEHFA RV, Cedar Nursing Home, FHA
                      insured, 7.90%, 8/1/32, P/R 2/1/00 @
                      102...................................      148,054
             100,000 Maine HEHFA RV, Colby College Issue,
                      FGIC insured, 6.20%, 7/1/99...........      100,771
             250,000 Maine HEHFA RV, Coves Edge Nursing Home,
                      10.00%, 8/1/20, P/R 8/1/00 @ 103......      278,698
             100,000 Maine HEHFA RV, FSA insured, 6.10%,
                      7/1/01................................      105,131
              55,000 Maine HEHFA RV, Kennebec Valley Medical
                      Center, FGIC insured, 7.00%, 7/1/15...       58,556
              10,000 Maine HEHFA RV, Kennebec Valley Medical
                      Center, FGIC insured, 7.00%, 7/1/05...       10,647
                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
REVENUE--HEALTH & EDUCATION, CONTINUED
$            195,000 Maine HEHFA RV, Maine Medical Center,
                      ETM USG, 6.00%, 10/1/13...............  $   219,372
              50,000 Maine HEHFA RV, Prerefunded Series A,
                      6.10%, 7/1/03.........................       54,487
             175,000 Maine HEHFA RV, Prerefunded, Series A,
                      FSA insured, 5.50%, 7/1/07............      189,228
             415,000 Maine HEHFA RV, Saint Mary's General
                      Hospital, 8.50%, 7/1/09, P/R 7/1/99 @
                      102...................................      428,587
              25,000 Maine HEHFA RV, Series A, 5.25%,
                      7/1/11................................       26,337
             550,000 Maine HEHFA RV, Series A, FSA insured,
                      5.25%, 7/1/10.........................      579,618
             100,000 Maine HEHFA RV, Series B, FSA insured,
                      5.88%, 7/1/06.........................      106,637
             450,000 Maine HEHFA RV, Series B, FSA insured,
                      5.55%, 7/1/08.........................      477,761
             335,000 Maine HEHFA RV, Series B, MBIA insured,
                      5.00%, 7/1/10.........................      345,010
             510,000 Maine HEHFA RV, Series D, FSA insured,
                      5.30%, 7/1/07.........................      539,978
              25,000 Maine HEHFA RV, Southern Maine Medical
                      Center, AMBAC insured, 7.20%,
                      5/1/06................................       26,480
              15,000 Maine HEHFA RV, Southern Maine Medical
                      Center, AMBAC insured, 7.30%,
                      5/1/14................................       15,881
             100,000 Maine HEHFA RV, U/R Balance Series A,
                      6.10%, 7/1/03.........................      108,223
             325,000 Maine HEHFA RV, U/R Balance, Series A,
                      FSA insured, 5.50%, 7/1/07............      346,980
             950,000 Maine Veterans' Homes Revenue Bonds,
                      6.80%, 10/1/05........................    1,014,330
             500,000 Puerto Rico, PBA, Guaranteed Public
                      Education and Health Facilities RV,
                      Series M, FSA insured, 5.70%,
                      7/1/09................................      558,155
              60,000 University of Maine System RV, 7.20%,
                      9/1/09, P/R USG,
                      9/1/99 @ 102..........................       62,194
             105,000 University of Maine System RV, 7.25%,
                      9/1/19, P/R USG,
                      9/1/99 @ 102..........................      108,858
                                                              -----------
                                                                6,094,636
                                                              -----------

See Notes to Schedule of Investments.  16      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
REVENUE--HOUSING (4.1%)
$             40,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 88 D-5, 7.45%, 11/15/11........  $    42,574
             200,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 88 D-6, 7.25%, 11/15/19........      210,286
               5,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 89 A-1, 7.63%, 11/15/24........        5,129
              30,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 89 A-2. 7.30%, 11/15/16........       30,870
             110,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 90 A-5, Remarketed 5/13/93,
                      6.20%, 11/15/16.......................      115,111
             185,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 92 C, 6.55%, 11/15/12..........      193,993
              50,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 93 A-1, 5.05%, 11/15/06........       51,549
             300,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 94 A-2, 5.20%, 11/15/08........      308,716
             250,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 94 C-1, 6.20%, 11/15/07........      263,630
              50,000 Maine HSG AUTH RV, SFM Refunding RV,
                      Series 91-1, 6.90%, 11/1/07...........       52,692
              25,000 Maine HSG AUTH RV, Series 91 A, FSA
                      insured, 7.40%, 11/15/22..............       26,352
                                                              -----------
                                                                1,300,902
                                                              -----------
REVENUE--INDUSTRIAL (8.6%)
              15,000 Bath, ME, Sewer Improvements RV, 7.40%,
                      12/1/06...............................       18,158
              25,000 Bucksport, ME, Solid Waste Disposal RV,
                      Champion International Corp. Project,
                      6.25%, 5/1/10, remarketed 5/1/93......       26,394
             530,000 East Millinocket, ME, PC Revenue Bonds,
                      Great Northern Nekoosa Corp. Project,
                      ETM USG, 6.70%, 6/1/04................      576,131
                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
REVENUE--INDUSTRIAL, CONTINUED
$            165,000 Kennebec, ME, Water District RV, 7.00%,
                      12/1/14, P/R USG, 12/1/01 @ 101.50....  $   181,774
              40,000 Kennebec, ME, Water District RV, 7.00%,
                      12/1/20, P/R USD, 12/1/01 @ 101.50....       44,067
              15,000 Kennebunk, ME, Sewer District RV Bonds,
                      7.10%, 1/1/06.........................       17,382
             500,000 Maine Finance Authority RV, Boise
                      Cascade Corp. Project, 7.90%,
                      6/1/15................................      526,060
           1,250,000 Skowhegan ME, PCR Bonds, Scott Paper Co.
                      Project, 5.90%, 11/1/13...............    1,351,985
              25,000 Wells Sanitation District, ME, Sewer RV,
                      6.75%, 3/1/00.........................       25,774
                                                              -----------
                                                                2,767,725
                                                              -----------
REVENUE--OTHER (0.1%)
              10,000 Maine Court Facilities Authority Lease
                      Rental RV, 7.15%, 8/1/07, P/R USG,
                      8/1/00 @ 102..........................       10,697
                                                              -----------
REVENUE--PUERTO RICO (17.6%)
              15,000 Puerto Rico, Highway & Transportation
                      Authority RV, Series U, 5.88%,
                      7/1/99................................       15,100
              20,000 Puerto Rico, Industrial, Medical &
                      Environmental RV, Abbott Chemicals,
                      Inc. Project, 6.50%, 7/1/09...........       20,488
             500,000 Puerto Rico, Industrial, Tourist,
                      Education, Medical & Environmental RV,
                      Series A, MBIA insured, 5.00%,
                      10/1/11...............................      521,570
             300,000 Puerto Rico, Infrastructure Financing
                      Authority, U/R Balance RV, Series A,
                      7.60%, 7/1/00.........................      306,972
           3,555,000 Puerto Rico, Public Finance Corp.,
                      Commonwealth Appropriations RV, Series
                      A, 5.38%, 6/1/18......................    3,788,275
             870,000 University of Puerto Rico RV, Series N,
                      MBIA insured, 6.25%, 6/1/04...........      968,006
                                                              -----------
                                                                5,620,411
                                                              -----------
REVENUE--TRANSPORTATION (3.1%)
             180,000 Maine State Turnpike Authority RV, MBIA
                      insured, 6.00%, 7/1/11................      200,761

See Notes to Schedule of Investments.  17      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
REVENUE--TRANSPORTATION, CONTINUED
$            700,000 Maine State Turnpike Authority RV, MBIA
                      insured, 6.00%, 7/1/14................  $   780,738
                                                              -----------
                                                                  981,499
                                                              -----------
REVENUE--VIRGIN ISLANDS (6.0%)
              80,000 Virgin Islands, HSG AUTH RV, SFM, GNMA
                      Mortgage-Backed, 6.00%, 3/1/07........       83,029
             785,000 Virgin Islands, PFA RV, Series 89 A,
                      7.30%, 10/1/18, P/R USG 10/1/00 @
                      101...................................    1,003,575
              20,000 Virgin Islands, PFA RV, Series B, Coll
                      by USG, 7.25%, 10/1/07,
                      P/R 10/1/00 @ 101.....................       21,348
                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
REVENUE--VIRGIN ISLANDS, CONTINUED

$             40,000 Virgin Islands, PFA RV, Sub Lien Fund
                      Loan Notes, Series D, 6.00%,
                      10/1/05...............................  $    41,755
             250,000 Virgin Islands, Water & Power Authority,
                      Electric System RV, 5.25%, 7/1/08.....      262,785
             500,000 Virgin Islands, Water & Power Authority,
                      Electric System RV, 5.25%, 7/1/06.....      526,895
                                                              -----------
                                                                1,939,387
                                                              -----------
Total Municipal Bonds
  (cost $30,433,145)                                           31,640,457
                                                              -----------

       SHARES
--------------------
SHORT-TERM HOLDINGS (1.1%)
             352,075 Boston 1784 Tax Free Money Market Fund
                      (cost $352,075).......................      352,075
                                                              -----------
Total Investments (100.0%)
  (cost $30,785,220)                                          $31,992,532
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  18      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  ------------
MUNICIPAL BONDS (98.7%)
GENERAL OBLIGATION--BOND BANK (3.6%)
$              5,000 New Hampshire Muni Bond Bank, Pinkerton
                      Academy Project, 5.25%, 6/1/07........  $      5,278
              25,000 New Hampshire Muni Bond Bank, Series 89
                      B, 6.70%, 7/15/04,
                      P/R USG 7/15/99 @ 102.................        25,753
              25,000 New Hampshire Muni Bond Bank, Series 90
                      A, 6.90%, 1/15/05.....................        26,217
              20,000 New Hampshire Muni Bond Bank, Series 90
                      D, 6.90%, 7/15/03.....................        21,287
              25,000 New Hampshire Muni Bond Bank, Series 91
                      E, 6.90%, 8/15/06.....................        27,336
              25,000 New Hampshire Muni Bond Bank, Series 91
                      K, 6.75%, 1/15/08,
                      P/R USG 1/15/01 @ 102.................        26,840
              10,000 New Hampshire Muni Bond Bank, Series 92
                      D, State Guaranteed, 6.00%, 1/15/11...        10,937
              50,000 New Hampshire Muni Bond Bank, Series 92
                      H, 6.35%, 7/15/06.....................        54,543
             175,000 New Hampshire Muni Bond Bank, Series 92
                      H, 6.50%, 7/15/08.....................       191,702
              50,000 New Hampshire Muni Bond Bank, Series 94
                      A, 5.15%, 11/1/08.....................        52,608
              85,000 New Hampshire Muni Bond Bank, Series 94
                      C, State Guaranteed, 5.80%, 8/15/08...        93,180
                                                              ------------
                                                                   535,681
                                                              ------------
GENERAL OBLIGATION--LOCAL (19.4%)
             155,000 Bedford, NH, UTGO Bonds, 6.70%,
                      8/1/12................................       169,676
             225,000 Belknap County, NH, GO Bonds, MBIA
                      insured, 5.20%, 6/15/13...............       234,041
              50,000 Concord, NH, GO Bonds, FGIC insured,
                      6.05%, 10/15/08.......................        55,533
             100,000 Concord, NH, GO Bonds, SD, 4.70%,
                      10/15/10..............................       104,030
             100,000 Concord, NH, UTGO Bonds, MBIA insured,
                      5.00%, 1/15/09........................       103,868
             100,000 Concord, NH, UTGO Bonds, MBIA insured,
                      5.00%, 1/15/09........................       104,447
              50,000 Exeter, NH, UTGO Bonds, 5.10%,
                      6/15/05...............................        52,951
              25,000 Exeter, NH, UTGO Bonds, 5.30%,
                      6/15/08...............................        26,951


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  ------------
GENERAL OBLIGATION--LOCAL, CONTINUED
$            140,000 Exeter, NH, UTGO Bonds, Sewer
                      Improvements, 6.25%, 1/15/09..........  $    150,539
              90,000 Farmington, NH, GO Bonds, SD, AMBAC
                      insured, 5.55%, 2/15/02...............        94,594
              50,000 Franklin, NH, GO Bonds, MBIA insured,
                      5.20%, 10/1/07........................        53,019
             100,000 Goffstown, NH, GO Bonds, SD, AMBAC
                      insured, 5.25%, 8/15/11...............       104,307
              25,000 Hudson, NH, Educational Facilities RV,
                      SD, Lot B, 7.30%, 12/15/06............        30,108
              20,000 Hudson, NH, Educational Facilities RV,
                      SD, Lot B, 7.30%, 12/15/08............        24,717
              45,000 Keene, NH, UTGO Bonds, 5.15%,
                      10/15/11..............................        47,743
              25,000 Lisbon, NH, UTGO Bonds, SD, 5.60%,
                      2/1/10................................        26,280
              50,000 Londonderry, NH, UTGO Bonds, 5.40%,
                      1/15/14...............................        52,233
             250,000 Manchester, NH, UTGO Bonds, Public
                      Improvement Bonds, 5.50%, 11/1/12.....       264,668
              15,000 Manchester, NH, UTGO Bonds, Series 93 A,
                      5.00%, 7/1/04.........................        15,801
             250,000 Manchester, NH, UTGO Bonds, Series 93 A,
                      5.30%, 7/1/07.........................       264,927
              20,000 Nashua, NH, UTGO Bonds, 5.70%,
                      7/15/07...............................        21,257
              15,000 Nashua, NH, UTGO Bonds, 6.80%, 7/1/09...       16,333
             100,000 Nashua, NH, UTGO Bonds, AMBAC insured,
                      5.35%, 7/15/06........................       107,703
              35,000 Nashua, NH, UTGO Bonds, FGIC insured,
                      5.25%, 11/2/09........................        37,139
             100,000 Nashua, NH, UTGO Bonds, Public
                      Improvement Bonds, 6.80%, 7/1/07......       108,889
              10,000 Nashua, NH, UTGO Bonds, Public
                      Improvement Bonds, 6.70%, 11/1/07.....        10,405
              50,000 Oyster River, NH, GO Bonds, Cooperative
                      SD State Guaranteed, Lot A, 5.75%,
                      6/15/07...............................        54,552

See Notes to Schedule of Investments.  19      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  ------------
GENERAL OBLIGATION--LOCAL, CONTINUED
$            100,000 Oyster River, NH, GO Bonds, Cooperative
                      SD State Guaranteed, Lot A, 5.85%,
                      6/15/08...............................  $    109,222
              30,000 Salem, NH, GO Bonds, MBIA insured,
                      6.45%, 3/1/04.........................        31,941
             400,000 Stratham, NH, GO Bonds, SD, AMBAC
                      insured, 5.10%, 1/15/08...............       426,964
                                                              ------------
                                                                 2,904,838
                                                              ------------
GENERAL OBLIGATION--PUERTO RICO (0.8%)
             110,000 Puerto Rico, GO Bonds, MBIA insured,
                      6.50%, 7/1/04.........................       123,646
                                                              ------------
GENERAL OBLIGATION--STATE (7.3%)
              10,000 New Hampshire, GO Bonds, 6.00%,
                      9/1/05................................        11,079
             350,000 New Hampshire, State Capital Improvement
                      GO Bonds, 5.50%, 12/1/06..............       381,402
             680,000 New Hampshire, State Capital Improvement
                      GO Bonds, 5.13%, 10/1/17..............       691,356
                                                              ------------
                                                                 1,083,837
                                                              ------------
REVENUE--GUAM (2.9%)
             200,000 Guam Government LO Highway RV, Series 92
                      A, FSA insured, 6.25%, 5/1/07.........       217,378
             200,000 Guam Power Authority RV, Series A, AMBAC
                      insured, 6.30%, 10/1/12...............       218,128
                                                              ------------
                                                                   435,506
                                                              ------------
REVENUE--HEALTH & EDUCATION (22.3%)
              15,000 Mascenic, NH, Regional SD #1, Lot C,
                      AMBAC insured, 7.20%, 12/15/07........        18,277
             250,000 New Hampshire, HEHFA RV, 6.00%,
                      10/1/13...............................       268,904
              50,000 New Hampshire, HEHFA RV (Concord
                      Hospital Issue), AMBAC insured, 5.40%,
                      10/1/06...............................        53,843
              35,000 New Hampshire, HEHFA RV (Elliot Hospital
                      of Manchester), 6.50%, 10/1/11........        37,635


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  ------------
REVENUE--HEALTH & EDUCATION, CONTINUED
$            460,000 New Hampshire, HEHFA RV (Elliot Hospital
                      of Manchester), FGIC insured, 6.25%,
                      10/1/21...............................  $    493,046
             100,000 New Hampshire, HEHFA RV (Exeter
                      Hospital), 5.25%, 10/1/00.............       102,381
              50,000 New Hampshire, HEHFA RV (Exeter
                      Hospital/Healthcare Issue), 5.50%,
                      10/1/13...............................        52,885
             255,000 New Hampshire, HEHFA RV (Franklin Pierce
                      College), Series 94, 5.50%, 10/1/04...       270,076
               5,000 New Hampshire, HEHFA RV (Hitchcock
                      Clinic Issue), MBIA insured, 6.00%,
                      7/1/15................................         5,349
           1,000,000 New Hampshire, HEHFA RV (Kendal at
                      Hanover Issue), LOC, 5.80%, 10/1/14...     1,026,300
              85,000 New Hampshire, HEHFA RV (Lakes Region
                      Hospital Association), 5.75%,
                      1/1/11................................        91,099
              15,000 New Hampshire, HEHFA RV (Mary Hitchcock
                      Memorial Hospital), 4.90%, 8/15/01....        15,402
              50,000 New Hampshire, HEHFA RV (Nashua Memorial
                      Hospital), 5.50%, 10/1/02.............        52,038
             400,000 New Hampshire, HEHFA RV (River Woods at
                      Exeter), 9.00%, 3/1/23................       489,672
             125,000 New Hampshire, HEHFA RV (Rivier
                      College), 6.90%, 1/1/13...............       139,815
              30,000 New Hampshire, HEHFA RV (University
                      System of New Hampshire), MBIA
                      insured, Series 92, 6.00%, 7/1/07.....        32,432
             175,000 New Hampshire, HEHFA RV
                      (Wentworth-Douglass Hospital), 5.40%,
                      1/1/07................................       185,479
                                                              ------------
                                                                 3,334,633
                                                              ------------
REVENUE--HOUSING (7.4%)
             475,000 New Hampshire, HSG AUTH RV, MFHR,
                      FHA/VA/RECD MTGS LOC, 5.60%, 7/1/03...       497,596
              10,000 New Hampshire, HSG AUTH RV, SFM, 6.75%,
                      7/1/04................................        10,438

See Notes to Schedule of Investments.  20      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  ------------
REVENUE--HOUSING, CONTINUED
$             85,000 New Hampshire, HSG AUTH RV, SFM, Series
                      A, 5.25%, 1/1/07......................  $     87,175
              95,000 New Hampshire, HSG AUTH RV, SFM, Series
                      B, 5.90%, 1/1/07......................        99,034
              85,000 New Hampshire, HSG AUTH RV, SFM, Series
                      B, 6.00%, 1/1/08......................        88,180
              95,000 New Hampshire, HSG AUTH RV, SFM, Series
                      B, 6.00%, 7/1/08......................        98,713
             125,000 New Hampshire, HSG AUTH RV, SFM, Series
                      SB, 4.85%, 1/1/05.....................       127,687
              90,000 New Hampshire, HSG AUTH RV, SFM, Series
                      SB, 4.95%, 1/1/06.....................        92,056
                                                              ------------
                                                                 1,100,879
                                                              ------------
REVENUE--INDUSTRIAL (0.1%)
              10,000 New Hampshire, IDA Solid Waste Disposal
                      RV, Canal Electric Co. Project, FGIC
                      insured, 7.38%, 12/1/20...............        10,741
                                                              ------------
REVENUE--OTHER (1.6%)
             225,000 Manchester, NH, General Improvement RV,
                      Series B, MBIA insured, 5.00%,
                      1/2/09................................       232,616
                                                              ------------
REVENUE--PUERTO RICO (8.1%)
              60,000 Puerto Rico, Industrial, Medical &
                      Enviromental RV (Abbott Chemicals,
                      Inc. Project), 6.50%, 7/1/09..........        61,464
              25,000 Puerto Rico, Infrastructure Financing
                      Authority RV, U/R Balance, Series 88
                      A, 7.75%, 7/1/08......................        25,584
              50,000 Puerto Rico, Highway & Transportation
                      RV, Series U, 5.88%, 7/1/99...........        50,333
             775,000 Puerto Rico, PBA, Guaranteed Public
                      Education & Health Facilities RV,
                      Series 93 M, FSA insured, 5.70%,
                      7/1/09................................       865,140


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  ------------
REVENUE--PUERTO RICO, CONTINUED
$             45,000 Puerto Rico, PFA, Commonwealth
                      Appropriations RV, 5.38%, 6/1/18......  $     47,953
             145,000 University of Puerto Rico, RV, Series N,
                      MBIA insured, 6.25%, 6/1/04...........       161,334
                                                              ------------
                                                                 1,211,808
                                                              ------------
REVENUE--TRANSPORTATION (13.4%)
           1,175,000 New Hampshire State Turnpike System RV,
                      Series A, 6.75%, 11/1/11..............     1,367,007
             550,000 New Hampshire State Turnpike System RV,
                      Series A, FGIC insured, 7.00%,
                      11/1/06...............................       637,032
                                                              ------------
                                                                 2,004,039
                                                              ------------
REVENUE--VIRGIN ISLANDS (11.8%)
             325,000 Virgin Islands, PFA RV, Series 89 A,
                      7.30%, 10/1/18, P/R USG 10/1/00 @
                      101...................................       415,493
              10,000 Virgin Islands, PFA RV, Series B, COLL
                      by USG, 7.25%, 10/1/07................        10,674
           1,170,000 Virgin Islands, PFA RV, Sub Lein Fund
                      Loan Notes, Series D, 6.00%,
                      10/1/05...............................     1,221,398
             115,000 Virgin Islands, Water & Power Authority
                      Electric System RV, 5.25%, 7/1/06.....       121,187
                                                              ------------
                                                                 1,768,752
                                                              ------------
Total Municipal Bonds (cost $14,279,150)                        14,746,976
                                                              ------------
SHORT-TERM HOLDINGS (1.3%)
             200,000 New Hampshire, HEHFA, Revenue Muni
                      Demand Notes, FGIC insured, 3.00% V/R,
                      7/1/21 (a) (cost $200,000)............       200,000
                                                              ------------
Total Investments (cost $14,479,150)                           $14,946,976
                                                              ------------
                                                              ------------

See Notes to Schedule of Investments.  21      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INVESTORS GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999
--------------------------------------------------------------------------------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COMMON STOCK (98.4%)
AMUSEMENT & RECREATION SERVICES (1.6%)
             15,000 Walt Disney Co..........................  $   466,875
                                                              -----------
BUSINESS SERVICES (10.2%)
              8,000 Automatic Data Processing, Inc..........      331,000
              6,000 Computer Sciences Corp.(c)..............      331,125
             15,000 Fiserv, Inc.(c).........................      804,375
             30,000 Ogden Corp..............................      721,875
             30,000 Oracle Corp.(c).........................      791,250
                                                              -----------
                                                                2,979,625
                                                              -----------
CHEMICALS & ALLIED PRODUCTS (12.2%)
             16,000 Abbott Laboratories.....................      749,000
             16,000 Air Products & Chemicals................      548,000
              7,000 Du Pont (E.I.) de Nemours...............      406,437
              8,000 Johnson & Johnson.......................      749,500
             13,800 Merck & Company, Inc....................    1,106,588
                                                              -----------
                                                                3,559,525
                                                              -----------
COMMUNICATIONS (8.4%)
             10,000 AT&T Corp...............................      798,125
             12,000 Airtouch Communications, Inc.(c)........    1,159,500
             10,200 SBC Communications, Inc.................      480,675
                                                              -----------
                                                                2,438,300
                                                              -----------
DEPOSITORY INSTITUTIONS (7.3%)
              9,136 BankAmerica Corp........................      645,230
             20,000 First Indiana Bank......................      380,000
             22,000 Washington Federal, Inc.................      462,000
             18,000 Wells Fargo Co..........................      631,124
                                                              -----------
                                                                2,118,354
                                                              -----------
EATING & DRINKING PLACES (7.2%)
             30,000 Tricon Global Restaurants, Inc.(c)......    2,107,500
                                                              -----------
ELECTRIC, GAS & SANITARY SERVICES (1.4%)
             15,000 SIGCORP, Inc............................      410,625
                                                              -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (5.7%)
             15,000 General Electric Co.....................    1,659,375
                                                              -----------
FOOD & KINDRED PRODUCTS (1.5%)
             11,000 PepsiCo, Inc............................      431,063
                                                              -----------
HOLDING & OTHER INVESTMENTS (1.3%)
                157 Berkshire Hathaway Class B(c)...........      369,107
                                                              -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (8.3%)
             20,000 Compaq Computer Corp....................      633,750
              6,000 IBM Corp................................    1,063,500

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT, CONTINUED
             40,000 Quantum Corp.(c)........................  $   720,000
                                                              -----------
                                                                2,417,250
                                                              -----------
INSURANCE CARRIERS (4.2%)
             10,125 American International Group, Inc.......    1,221,328
                                                              -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (2.2%)
             12,000 Xerox Corp..............................      640,500
                                                              -----------
MISCELLANEOUS RETAIL (2.2%)
             20,000 Barnes & Noble, Inc.(c).................      642,500
                                                              -----------
NONDEPOSITORY CREDIT INSTITUTIONS (2.4%)
             10,000 Fannie Mae..............................      692,500
                                                              -----------
OIL & GAS EXTRACTION (1.9%)
              9,000 Schlumberger, Ltd.......................      541,688
                                                              -----------
PETROLEUM REFINING & RELATED INDUSTRIES (4.2%)
             10,000 Exxon Corp..............................      705,625
              6,000 Mobil Corp..............................      528,000
                                                              -----------
                                                                1,233,625
                                                              -----------
PHARMACEUTICAL PREPARATIONS (3.1%)
             14,000 American Home Products..................      913,500
                                                              -----------
RUBBER & MISCELLANEOUS PLASTIC PRODUCTS (2.8%)
             14,000 Nike, Inc., Class B.....................      807,625
                                                              -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (3.0%)
             10,000 Merrill Lynch & Co., Inc................      884,375
                                                              -----------
TRANSPORTATION EQUIPMENT (5.5%)
              9,352 Daimler Chrysler AG(c)..................      802,519
              6,000 United Technologies Corp................      812,625
                                                              -----------
                                                                1,615,144
                                                              -----------
WHOLESALE TRADE--NONDURABLE GOODS (1.8%)
              8,000 Unilever N.V. -- N.Y. Shares............      531,500
                                                              -----------
Total Common Stock
  (cost $11,985,830)                                           28,681,884
                                                              -----------
SHORT-TERM HOLDINGS (1.6%)
            467,027 Dreyfus Government Cash Management Fund
                      (cost $467,027).......................      467,027
                                                              -----------
Total Investments (100.0%)
  (cost $12,452,857)                                          $29,148,911
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  22      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999
--------------------------------------------------------------------------------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COMMON STOCK (67.0%)
AUTOMOTIVE SERVICES (2.0%)
            17,500  Ryder System, Inc.......................  $   483,438
                                                              -----------
COMMUNICATIONS (5.3%)
             7,200  AT&T Corp...............................      574,650
            10,230  Telefonos De Mexico SA ADR..............      670,064
                                                              -----------
                                                                1,244,714
                                                              -----------
DEPOSITORY INSTITUTIONS (2.8%)
             6,450  Chase Manhattan Corp....................      524,465
             8,000  Peoples Heritage Financial Group........      144,000
                                                              -----------
                                                                  668,465
                                                              -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (2.9%)
            19,990  Harris Corp.............................      572,214
             1,000  Intel Corp..............................      119,125
                                                              -----------
                                                                  691,339
                                                              -----------
FINANCIAL SERVICES (2.6%)
             9,499  Citigroup, Inc..........................      606,749
                                                              -----------
FOOD STORES (2.2%)
            11,000  Bestfoods, Inc..........................      517,000
                                                              -----------
HEALTH SERVICES (2.3%)
            57,690  Beverly Enterprises, Inc.(c)............      295,661
            13,350  Tenet Healthcare Corp.(c)...............      252,816
                                                              -----------
                                                                  548,477
                                                              -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (9.8%)
            15,300  Compaq Computer Corp....................      484,819
            13,900  Dover Corp..............................      456,962
             8,200  Hewlett-Packard Co......................      556,063
            19,200  Quantum Corp.(c)........................      345,600
            29,560  Timken Co...............................      480,350
                                                              -----------
                                                                2,323,794
                                                              -----------
INSURANCE CARRIERS (4.9%)
            12,800  Allstate Corp...........................      474,400
            22,700  Conseco, Inc............................      700,863
                                                              -----------
                                                                1,175,263
                                                              -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (1.9%)
             7,700  Litton Industries, Inc.(c)..............      442,750
                                                              -----------
NONDEPOSITORY CREDIT INSTITUTIONS (0.4%)
             1,400  Fannie Mae..............................       96,950
                                                              -----------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
OIL & GAS EXTRACTION (6.5%)
            50,975  ENSCO International, Inc................  $   678,605
             6,000  Schlumberger, Ltd.......................      361,125
            18,200  USX-Marathon Group, Inc.................      500,500
                                                              -----------
                                                                1,540,230
                                                              -----------
PETROLEUM REFINING & RELATED INDUSTRIES (5.1%)
             6,475  Chevron Corp............................      572,633
            17,400  Sunoco, Inc.............................      627,487
                                                              -----------
                                                                1,200,120
                                                              -----------
PRIMARY METAL INDUSTRIES (1.5%)
            15,000  USX-US Steel Group......................      352,500
                                                              -----------
PRINTING & PUBLISHING (0.6%)
             7,600  Banta Corp..............................      144,400
                                                              -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (2.4%)
             6,450  Merrill Lynch & Co., Inc................      570,422
                                                              -----------
TOBACCO PRODUCTS (2.4%)
            15,900  Philip Morris Cos., Inc.................      559,481
                                                              -----------
TRANSPORTATION EQUIPMENT (6.6%)
            31,700  Brunswick Corp..........................      604,281
            10,725  Dana Corp...............................      407,550
            18,900  Fleetwood Enterprises, Inc..............      541,013
                                                              -----------
                                                                1,552,844
                                                              -----------
WHOLESALE TRADE-DURABLE GOODS (1.9%)
            30,000  Arrow Electronics, Inc.(c)..............      450,000
                                                              -----------
WHOLESALE TRADE-NONDURABLE GOODS (2.9%)
            10,371  McKesson HBOC, Inc......................      684,486
                                                              -----------
Total Common Stock
  (cost $15,592,705)                                           15,853,422
                                                              -----------
        FACE
       AMOUNT
--------------------
CORPORATE BONDS & NOTES (16.7%)
$          200,000  Associates Corp. of North America,
                      6.10%, 1/15/05........................      199,083
           100,000  Avco Financial Services, 7.38%,
                      8/15/01...............................      103,416
           150,000  Bear Stearns Cos., 6.63%, 1/15/04.......      151,849
           200,000  Boeing Co., 6.35%, 6/15/03..............      202,869
           200,000  Chase Manhattan Corp., 6.25%, 1/15/06...      198,458
           250,000  Crown Cork & Seal Co., 6.75%,
                      12/15/03..............................      252,050
           190,000  GMAC, 5.90%, 1/17/00....................      190,733

See Notes to Schedule of Investments.  23      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1999
--------------------------------------------------------------------------------

        FACE                        SECURITY
       AMOUNT                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
$          100,000  Household Finance Corp., 7.63%,
                      6/15/99...............................  $   100,451
           400,000  Korea Development Bank, 7.25%,
                      5/15/06...............................      382,054
           200,000  Lockheed Martin Corp., 6.85%, 5/15/01...      204,526
           200,000  MCI Worldcom, Inc., 6.13%, 8/15/01......      201,988
           200,000  Morgan Stanley Dean Witter & Co., 5.75%,
                      2/15/01...............................      199,685
           200,000  New York Telephone Co., 6.00%,
                      4/15/08...............................      202,204
            65,000  PepsiCo, Inc., 6.25%, 9/1/99............       65,306
           177,000  Philip Morris Cos., Inc., 7.63%,
                      5/15/02...............................      185,657
           300,000  Potomac Electric Power Co., 5.63%,
                      10/15/03..............................      297,873
           200,000  Sears Roebuck Acceptance Corp., 6.75%,
                      9/15/05...............................      204,896
           300,000  Sony Corp., 6.13%, 3/4/03...............      303,817
           100,000  Wachovia Corp., 7.00%, 12/15/99.........      101,116
           100,000  WMX Technologies, Inc., 8.25%,
                      11/15/99..............................      101,549
           100,000  WMX Technologies, Inc., 6.70%, 5/1/01...      101,518
                                                              -----------
Total Corporate Bonds & Notes
  (cost $3,965,804)                                             3,951,098
                                                              -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.4%)
FHLMC (1.7%)
           200,000  Series 1491 GC, 6.90%, 11/15/21.........      203,620
           200,000  Series 1678 C, 6.00%, 8/15/08...........      200,886
                                                              -----------
Total FHLMC                                                       404,506
                                                              -----------
        FACE                        SECURITY
       AMOUNT                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------

FNMA (1.7%)
$          400,000  Series 1992-184 C, 7.00%, 10/25/21......  $   410,228
                                                              -----------
Total Collarteralized Mortgage Obligations
  (cost $798,125)                                                 814,734
                                                              -----------
GOVERNMENT AGENCY NOTES (0.9%)
           200,000  Federal Farm Credit, 6.25%, 10/30/02
                      (cost $210,500).......................      204,651
                                                              -----------
MORTGAGE BACKED SECURITIES (1.7%)
GNMA (1.7%)
           102,635  Pool 394795, 7.50%, 10/15/10............      107,051
           294,508  Pool 457827, 6.00%, 10/15/13............      293,820
                                                              -----------
Total Mortgage Backed Securities
  (cost $402,869)                                                 400,871
                                                              -----------
U.S. TREASURY OBLIGATIONS (5.3%)
U.S. TREASURY BILLS (2.0%)
           500,000  4.58%, 2/3/00...........................      481,220
                                                              -----------
U.S. TREASURY NOTES (3.3%)
           125,000  6.38%, 6/30/99..........................      125,703
           400,000  5.38%, 7/31/00..........................      402,126
           250,000  4.25%, 11/15/03.........................      240,781
                                                              -----------
Total U.S. Treasury Notes                                         768,610
                                                              -----------
Total U.S. Treasury Obligations
  (cost $1,249,443)                                             1,249,830
                                                              -----------
SHORT-TERM HOLDINGS (5.0%)
         1,182,061  Dreyfus Government Cash Management
                      Fund..................................    1,182,061
               520  Merrimac Treasury Plus..................          520
                                                              -----------
Total Short-Term Holdings
  (cost $1,182,581)                                             1,182,581
                                                              -----------
Total Investments (100.0%)
  (cost $23,402,027)                                          $23,657,187
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  24      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999
--------------------------------------------------------------------------------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COMMON STOCK (97.6%)
CHEMICALS & ALLIED PRODUCTS (10.1%)
              12,000 Air Products & Chemicals................ $   411,000
              12,000 Bristol-Myers Squibb Co.................     771,750
              12,000 Schering-Plough Corp....................     663,750
                                                              -----------
                                                                1,846,500
                                                              -----------
COMMUNICATIONS (14.0%)
              10,000 AT&T Corp...............................     798,124
               8,000 GTE Corp................................     484,000
              12,000 MediaOne Group, Inc.(c).................     762,000
               8,000 Telefonos De Mexico SA ADR..............     524,000
                                                              -----------
                                                                2,568,124
                                                              -----------
DEPOSITORY INSTITUTIONS (6.8%)
              13,330 Wells Fargo Co..........................     467,382
              10,000 BankBoston Corp.........................     433,125
               5,000 JSB Financial, Inc......................     250,625
               5,000 Peoples Heritage Financial Group........      90,000
                                                              -----------
                                                                1,241,132
                                                              -----------
ELECTRIC, GAS, & SANITARY SERVICES (0.9%)
               5,000 New Century Energies, Inc...............     170,313
                                                              -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (9.8%)
              10,000 Harris Corp.............................     286,250
               6,000 Intel...................................     714,750
               8,000 Texas Instruments, Inc..................     794,000
                                                              -----------
                                                                1,795,000
                                                              -----------
FINANCIAL SERVICES (3.8%)
              10,999 Citigroup, Inc..........................     702,561
                                                              -----------
FOOD STORES (5.2%)
               8,000 Bestfoods, Inc..........................     376,000
              30,000 Ruddick Corp............................     585,000
                                                              -----------
                                                                  961,000
                                                              -----------
HEALTH SERVICES (3.1%)
              35,000 Beverly Enterprises, Inc.(c)............     179,375
              20,000 Tenet Healthcare Corp.(c)...............     378,750
                                                              -----------
                                                                  558,125
                                                              -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (6.7%)
              15,000 Compaq Computer Corp....................     475,313
              10,000 Cooper Cameron Corp.....................     338,750
              25,000 Timken Co...............................     406,250
                                                              -----------
                                                                1,220,313
                                                              -----------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
INSURANCE CARRIERS (2.3%)
               8,000 American Bankers Insurance.............. $   416,000
                                                              -----------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (2.5%)
               8,000 Litton Industries, Inc.(c)..............     460,000
                                                              -----------
MISCELLANEOUS RETAIL (3.0%)
              16,000 TJX Co., Inc............................     544,000
                                                              -----------
OIL & GAS EXTRACTION (2.2%)
              30,000 ENSCO International, Inc................     399,375
                                                              -----------
PAPER & ALLIED PRODUCTS (3.5%)
              17,000 Willamette Industries, Inc..............     641,750
                                                              -----------
PETROLEUM REFINING & RELATED INDUSTRIES (7.6%)
               4,000 Chevron Corp............................     353,750
               6,000 Mobil Corp..............................     528,000
              11,000 Phillips Petroleum Co...................     519,750
                                                              -----------
                                                                1,401,500
                                                              -----------
PRIMARY METAL INDUSTRIES (1.3%)
              10,000 USX-US Steel Group......................     235,000
                                                              -----------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (3.8%)
              12,000 Nike, Inc. Class B......................     692,250
                                                              -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (4.5%)
               9,000 Edwards (A.G.), Inc.....................     294,188
               6,000 Merrill Lynch & Co., Inc................     530,625
                                                              -----------
                                                                  824,813
                                                              -----------
TOBACCO PRODUCTS (2.3%)
              12,000 Philip Morris Cos., Inc.................     422,250
                                                              -----------
TRANSPORTATION EQUIPMENT (4.2%)
               3,741 Daimler Chrysler (A.G.)(c)..............     321,025
              12,000 Dana Corp...............................     456,000
                                                              -----------
                                                                  777,025
                                                              -----------
Total Common Stock
   (cost $12,946,933)                                          17,877,031
                                                              -----------
SHORT-TERM HOLDINGS (2.4%)
             446,678 Dreyfus Government Cash Management Fund
                      (cost $446,678).......................      446,678
                                                              -----------
Total Investments (100.0%)
   (cost $13,393,611)                                         $18,323,709
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  25      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Certain variable rate securities are deemed to have a maturity remaining until the next readjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on March 31, 1999.

(b) Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to 4(2) of the Securities Act of 1933, as amended.

(c) Non-income producing securities.

ACA          American Capital Assets
ADR          American Depositary Receipts
AMBAC        American Municipal Bond Assurance Corporation
CGIC         Capital Guaranty Insurance Company
COLL         Collateralized
CP           Commercial Paper
EDA          Economic Development Authority
ETM          Escrowed to Maturity
FGIC         Financial Guaranty Insurance Company
FHA          Federal Housing Authority
FHLB         Federal Home Loan Bank
FHLMC        Federal Home Loan Mortgage Corporation
FNMA         Fannie Mae
FSA          Financial Security Assurance, Inc.
GNMA         Government National Mortgage Association
GO           General Obligation
HEFA         Higher Education Facilities Authority
HEHFA        Higher Education & Health Facilities Authority
HFA          Housing Finance Authority
HSG AUTH     State Housing Authority
IBC          Insured Bond Certification
IDA          Industrial Development Authority
LO           Limited Obligation
LOC          Letter of Credit
LTGO         Limited Tax General Obligation
MBIA         Municipal Bond Insurance Association
MFHR         Multi-Family Housing Revenue
MTGS         Mortgages
Muni         Municipal
NBD          National Bank Detroit
P/R          Prerefunded
PBA          Public Building Authority
PCR          Pollution Control Revenue
PFA          Public Finance Authority
RECD         Royal Economic & Community Development
RV           Revenue Bonds
RTC          Resolution Trust Company
SD           School District
SFM          Single Family Mortgage
VA           Veterans Administration
V/R          Variable Rate
U/R          Unrefunded
USG          U.S. Governments
UTGO         Unlimited Tax General Obligation

See Notes to Financial Statements.     26      FORUM FUNDS-Registered Trademark-

                 (This page has been left blank intentionally.)

                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                                 MAINE
                                       INVESTORS     INVESTORS    TAXSAVER     MUNICIPAL
                                      HIGH GRADE       BOND         BOND         BOND
                                       BOND FUND       FUND         FUND         FUND
                                     -------------  -----------  -----------  -----------
ASSETS:
    Investments (Note 2):
      Investments at cost..........  $ 35,255,133   $68,006,041  $35,939,935  $30,785,220
      Net unrealized appreciation
       (depreciation)..............       139,998      (453,631)     988,248    1,207,312
                                     -------------  -----------  -----------  -----------
        Total investments at
         value.....................    35,395,131    67,552,410   36,928,183   31,992,532
    Interest, dividends and other
     receivables...................       569,567     1,163,606      646,618      609,875
    Receivable for securities
     sold..........................            --     4,314,333           --           --
    Receivable for fund shares
     sold..........................            --         1,064           --      122,612
    Organization costs, net of
     amortization (Note 2).........         4,087            --           --           --
                                     -------------  -----------  -----------  -----------
Total assets.......................    35,968,785    73,031,413   37,574,801   32,725,019
                                     -------------  -----------  -----------  -----------
LIABILITIES:
    Dividends payable..............       165,605       390,241      102,436       27,744
    Payable for securities
     purchased.....................            --     2,028,067           --           --
    Payable to adviser (Note 3)....        12,169        24,054       12,826       11,022
    Payable for fund shares
     redeemed......................            --            --           --        9,610
    Accrued expenses and other
     liabilities...................        37,302       143,514       12,360       17,397
                                     -------------  -----------  -----------  -----------
Total liabilities..................       215,076     2,585,876      127,622       65,773
                                     -------------  -----------  -----------  -----------
NET ASSETS.........................  $ 35,753,709   $70,445,537  $37,447,179  $32,659,246
                                     -------------  -----------  -----------  -----------
                                     -------------  -----------  -----------  -----------
COMPONENTS OF NET ASSETS:
    Paid in capital................  $ 35,420,587   $70,545,021  $36,360,469  $31,430,529
    Undistributed net investment
     income........................            --            --        8,267           --
    Unrealized appreciation
     (depreciation) on
     investments...................       139,998      (453,631)     988,248    1,207,312
    Accumulated net realized
     gain..........................       193,124       354,147       90,195       21,405
                                     -------------  -----------  -----------  -----------
NET ASSETS.........................  $ 35,753,709   $70,445,537  $37,447,179  $32,659,246
                                     -------------  -----------  -----------  -----------
                                     -------------  -----------  -----------  -----------
SHARES OF BENEFICIAL INTEREST......     3,602,945     6,827,259    3,529,978    2,950,414
                                     -------------  -----------  -----------  -----------
                                     -------------  -----------  -----------  -----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE...................  $       9.92   $     10.32  $     10.61  $     11.07
                                     -------------  -----------  -----------  -----------
                                     -------------  -----------  -----------  -----------
OFFERING PRICE PER SHARE (NAV
  DIVIDED BY (1 - MAXIMUM SALES
 LOAD).............................  $      10.31   $     10.72  $     11.02  $     11.35
                                     -------------  -----------  -----------  -----------
                                     -------------  -----------  -----------  -----------
MAXIMUM SALES LOAD.................         3.75%         3.75%        3.75%        2.50%
                                     -------------  -----------  -----------  -----------
                                     -------------  -----------  -----------  -----------

See Notes to Financial Statements.     28      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                     NEW HAMPSHIRE    INVESTORS     PAYSON       PAYSON
                                          BOND         GROWTH      BALANCED       VALUE
                                          FUND          FUND         FUND         FUND
                                     --------------  -----------  -----------  -----------
ASSETS:
    Investments (Note 2):
      Investments at cost..........  $ 14,479,150    $12,452,857  $23,402,027  $13,393,611
      Net unrealized
       appreciation................       467,826     16,696,054      255,160    4,930,098
                                     --------------  -----------  -----------  -----------
        Total investments at
         value.....................    14,946,976     29,148,911   23,657,187   18,323,709
    Cash...........................         5,503             --           --           --
    Interest, dividends and other
     receivables...................       285,592         33,305      119,623       28,737
    Receivable for securities
     sold..........................            --             --      374,204           --
    Receivable for fund shares
     sold..........................            --             --        1,662        4,069
    Organization costs, net of
     amortization (Note 2).........            --         11,298           --           --
                                     --------------  -----------  -----------  -----------
Total assets.......................    15,238,071     29,193,514   24,152,676   18,356,515
                                     --------------  -----------  -----------  -----------
LIABILITIES:
    Dividends payable..............         3,115          7,521       53,469        4,296
    Payable for securities
     purchased.....................            --             --      806,204           --
    Payable to adviser (Note 3)....         5,161         16,221           --           --
    Payable to administrator (Note
     3)............................            --             --       17,467       27,455
    Payable for fund shares
     redeemed......................            --             --        4,782        3,690
    Accrued expenses and other
     liabilities...................         2,581         63,179       81,681       67,718
                                     --------------  -----------  -----------  -----------
Total liabilities..................        10,857         86,921      963,603      103,159
                                     --------------  -----------  -----------  -----------
NET ASSETS.........................  $ 15,227,214    $29,106,593  $23,189,073  $18,253,356
                                     --------------  -----------  -----------  -----------
                                     --------------  -----------  -----------  -----------
COMPONENTS OF NET ASSETS:
    Paid in capital................  $ 14,761,036    $11,251,508  $22,517,463  $12,749,663
    Undistributed net investment
     income........................           489            107           --           --
    Unrealized appreciation on
     investments...................       467,826     16,696,054      255,160    4,930,098
    Accumulated net realized gain
     (loss)........................        (2,137  )   1,158,924      416,450      573,595
                                     --------------  -----------  -----------  -----------
NET ASSETS.........................  $ 15,227,214    $29,106,593  $23,189,073  $18,253,356
                                     --------------  -----------  -----------  -----------
                                     --------------  -----------  -----------  -----------
SHARES OF BENEFICIAL INTEREST......     1,410,478      2,508,416    1,857,478      945,585
                                     --------------  -----------  -----------  -----------
                                     --------------  -----------  -----------  -----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE...................  $      10.80    $     11.60  $     12.48  $     19.30
                                     --------------  -----------  -----------  -----------
                                     --------------  -----------  -----------  -----------
OFFERING PRICE PER SHARE (NAV
  DIVIDED BY (1 - MAXIMUM SALES
 LOAD).............................  $      11.08    $     12.08  $     13.00  $     20.10
                                     --------------  -----------  -----------  -----------
                                     --------------  -----------  -----------  -----------
MAXIMUM SALES LOAD.................         2.50%          4.00%        4.00%        4.00%
                                     --------------  -----------  -----------  -----------
                                     --------------  -----------  -----------  -----------

See Notes to Financial Statements.     29      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1999
--------------------------------------------------------------------------------

                            INVESTORS                                   MAINE
                           HIGH GRADE     INVESTORS     TAXSAVER      MUNICIPAL
                            BOND FUND     BOND FUND     BOND FUND     BOND FUND
                           -----------   -----------   -----------   -----------
INVESTMENT INCOME:
    Interest income......  $2,240,472    $5,437,642    $2,002,923    $1,504,520
    Dividend income......          --       325,374            --            --
                           -----------   -----------   -----------   -----------
Total investment
 income..................   2,240,472     5,763,016     2,002,923     1,504,520
                           -----------   -----------   -----------   -----------
EXPENSES:
    Investment advisory
     (Note 3)............     140,442       328,113       157,824       119,844
    Administrative (Note
     3)..................      70,221       164,056        78,912        59,922
    Transfer agency (Note
     3)..................      99,845       218,175       111,354        96,618
    Custody..............       8,150        19,728         9,915         7,268
    Accounting (Note
     3)..................      40,000        40,000        38,000        48,000
    Audit................      14,500        20,000        17,000        17,500
    Legal................       3,381        10,609         3,556         9,047
    Trustees.............       2,128         5,185         2,407         1,780
    Amortization of
     organization costs
     (Note 2)............       1,031            --            --            --
    Miscellaneous........      12,409        29,334        19,826        36,679
                           -----------   -----------   -----------   -----------
Total expenses...........     392,107       835,200       438,794       396,658
Expenses reimbursed and
 fees waived (Note 4)....    (146,313)     (260,912)     (202,062)     (216,903)
                           -----------   -----------   -----------   -----------
Net expenses.............     245,794       574,288       236,732       179,755
                           -----------   -----------   -----------   -----------
NET INVESTMENT INCOME....   1,994,678     5,188,728     1,766,191     1,324,765
                           -----------   -----------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
    Net realized gain on
     investments sold....     435,100       432,794       344,151       131,277
    Net change in
     unrealized
     appreciation
     (depreciation) on
     investments.........    (355,589)   (1,925,913)     (212,501)       43,413
                           -----------   -----------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........      79,511    (1,493,119)      131,650       174,690
                           -----------   -----------   -----------   -----------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS..............  $2,074,189    $3,695,609    $1,897,841    $1,499,455
                           -----------   -----------   -----------   -----------
                           -----------   -----------   -----------   -----------

See Notes to Financial Statements.     30      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED MARCH 31, 1999
--------------------------------------------------------------------------------

                                NEW HAMPSHIRE    INVESTORS       PAYSON      PAYSON VALUE
                                  BOND FUND     GROWTH FUND   BALANCED FUND      FUND
                                -------------  -------------  -------------  -------------
INVESTMENT INCOME:
    Interest income...........   $   695,131    $    88,365   $     432,783  $      24,042
    Dividend income...........            --        424,524         320,246        310,028
                                -------------  -------------  -------------  -------------
Total investment income.......       695,131        512,889         753,029        334,070
                                -------------  -------------  -------------  -------------
EXPENSES:
    Investment advisory (Note
     3).......................        57,031        207,130         140,477        148,850
    Administrative (Note 3)...        28,516         63,732          46,826         37,213
    Transfer agency (Note
     3).......................        50,028         91,741          77,383         65,203
    Custody...................         3,555          8,377           7,681          5,611
    Accounting (Note 3).......        37,000         37,000          38,000         36,000
    Audit.....................        15,500         17,000          15,000         15,000
    Legal.....................         3,141         14,207           3,193          2,586
    Trustees..................           833          2,031           1,421          1,169
    Amortization of
     organization costs (Note
     2).......................            --          3,035              --             --
    Miscellaneous.............        21,962         13,820          18,724         14,551
                                -------------  -------------  -------------  -------------
Total expenses................       217,566        458,073         348,705        326,183
Expenses reimbursed and fees
  waived (Note 4).............      (132,026)      (107,764)        (79,449)       (56,477)
                                -------------  -------------  -------------  -------------
Net expenses..................        85,540        350,309         269,256        269,706
                                -------------  -------------  -------------  -------------
NET INVESTMENT INCOME.........       609,591        162,580         483,773         64,364
                                -------------  -------------  -------------  -------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on
     investments sold.........        66,571      2,117,054         518,177        781,466
    Net change in unrealized
     appreciation
     (depreciation) on
     investments..............        78,878       (611,134)     (2,942,947)    (1,860,529)
                                -------------  -------------  -------------  -------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS.................       145,449      1,505,920      (2,424,770)    (1,079,063)
                                -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................   $   755,040    $ 1,668,500   $  (1,940,997) $  (1,014,699)
                                -------------  -------------  -------------  -------------
                                -------------  -------------  -------------  -------------

See Notes to Financial Statements.     31      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 1998 AND 1999
--------------------------------------------------------------------------------

                            INVESTORS HIGH GRADE BOND         INVESTORS BOND FUND             TAXSAVER BOND FUND
                                       FUND
                           ----------------------------   ----------------------------   ----------------------------
                               AMOUNT         SHARES          AMOUNT         SHARES          AMOUNT         SHARES
                           --------------   -----------   --------------   -----------   --------------   -----------
NET ASSETS--MARCH 31,
  1997...................  $          --                  $  22,190,244                  $  17,757,007
-------------------------  --------------                 --------------                 --------------
OPERATIONS:
  Net investment
   income................         83,022                      2,799,300                      1,262,855
  Net realized gain on
   investments sold......             --                        407,860                        431,531
  Net change in
   unrealized
   appreciation
   (depreciation) on
   investments (Note
   7)....................       (120,183)                       619,147                         12,927
                           --------------                 --------------                 --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (37,161)                     3,826,307                      1,707,313
                           --------------                 --------------                 --------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment
   income................        (83,022)                    (2,799,300)                    (1,254,588)
  Net realized gain on
   investments...........             --                             --                        (10,731)
                           --------------                 --------------                 --------------
    Total distributions
     to shareholders.....        (83,022)                    (2,799,300)                    (1,265,319)
                           --------------                 --------------                 --------------
CAPITAL SHARE
  TRANSACTIONS:
  Sale of shares.........        142,651         14,291      25,408,790      2,422,519       5,953,473        558,559
  Transactions due to
   acquisition (Note
   7)....................     34,168,816      3,416,882      45,203,440      4,284,687      19,211,589      1,780,499
  Reinvestment of
   distributions.........             --             --         243,656         23,408         351,873         32,851
  Redemption of shares...       (154,387)       (15,443)     (8,475,106)      (811,636)     (4,512,629)      (419,873)
                           --------------   -----------   --------------   -----------   --------------   -----------
  Net increase from
   capital
   transactions..........     34,157,080      3,415,730      62,380,780      5,918,978      21,004,306      1,952,036
                           --------------   -----------   --------------   -----------   --------------   -----------
                                            -----------                    -----------                    -----------
  Net increase in net
   assets................     34,036,897                     63,407,787                     21,446,300
                           --------------                 --------------                 --------------
NET ASSETS--MARCH 31,
  1998
-------------------------
  (Including line (A))...     34,036,897                     85,598,031                     39,203,307
                           --------------                 --------------                 --------------
OPERATIONS:
  Net investment
   income................      1,994,678                      5,188,728                      1,766,191
  Net realized gain on
   investments sold......        435,100                        432,794                        344,151
  Net change in
   unrealized
   appreciation
   (depreciation) on
   investments...........       (355,589)                    (1,925,913)                      (212,501)
                           --------------                 --------------                 --------------
  Net increase in net
   assets resulting from
   operations............      2,074,189                      3,695,609                      1,897,841
                           --------------                 --------------                 --------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment
   income................     (1,994,678)                    (5,188,728)                    (1,766,191)
  Net realized gain on
   investments...........       (241,976)                      (345,772)                      (670,152)
                           --------------                 --------------                 --------------
  Total distributions to
   shareholders..........     (2,236,654)                    (5,534,500)                    (2,436,343)
                           --------------                 --------------                 --------------
CAPITAL SHARE
  TRANSACTIONS:
  Sale of shares.........      4,773,805        474,584      10,233,451        968,455       6,929,842        643,641
  Reinvestment of
   distributions.........          7,098            705       1,009,827         95,802         955,881         88,946
  Redemption of shares...     (2,901,626)      (288,074)    (24,556,881)    (2,334,616)     (9,103,349)      (847,842)
                           --------------   -----------   --------------   -----------   --------------   -----------
  Net increase (decrease)
   from capital
   transactions..........      1,879,277        187,215     (13,313,603)    (1,270,359)     (1,217,626)      (115,255)
                           --------------   -----------   --------------   -----------   --------------   -----------
                                            -----------                    -----------                    -----------
  Net increase (decrease)
   in net assets.........      1,716,812                    (15,152,494)                    (1,756,128)
                           --------------                 --------------                 --------------
NET ASSETS--MARCH 31,
  1999
-------------------------
  (Including line (B))...  $  35,753,709                  $  70,445,537                  $  37,447,179
                           --------------                 --------------                 --------------
                           --------------                 --------------                 --------------
  (A) Accumulated
    undistributed
    (distribution in
    excess of) net
    investment income,
    March 31, 1998.......  $          --                  $      (4,904)                 $       8,267
                           --------------                 --------------                 --------------
                           --------------                 --------------                 --------------
  (B) Accumulated
    undistributed
    (distribution in
    excess of) net
    investment income,
    March 31, 1999.......  $          --                  $          --                  $       8,267
                           --------------                 --------------                 --------------
                           --------------                 --------------                 --------------

See Notes to Financial Statements.     32      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FOR THE YEARS ENDED MARCH 31, 1998 AND 1999
--------------------------------------------------------------------------------

                            MAINE MUNICIPAL BOND FUND     NEW HAMPSHIRE BOND FUND        INVESTORS GROWTH FUND
                            --------------------------   --------------------------   ---------------------------
                                AMOUNT        SHARES         AMOUNT        SHARES         AMOUNT         SHARES
                            --------------   ---------   --------------   ---------   --------------   ----------
NET ASSETS--MARCH 31, 1997  $  25,827,495                $   8,690,680                $          --
--------------------------  --------------               --------------               --------------
OPERATIONS:
  Net investment income...      1,249,323                      486,791                       87,832
  Net realized gain on
   investments sold.......         85,991                       28,990                           --
  Net change in unrealized
   appreciation on
   investments (Note 7)...        692,888                      381,519                    3,816,203
                            --------------               --------------               --------------
  Net increase in net
   assets resulting from
   operations.............      2,028,202                      897,300                    3,904,035
                            --------------               --------------               --------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income...     (1,249,323)                    (486,791)                          --
  Net realized gain on
   investments............        (15,537)                      (3,158)                          --
                            --------------               --------------               --------------
  Total distributions to
   shareholders...........     (1,264,860)                    (489,949)                          --
                            --------------               --------------               --------------
CAPITAL SHARE
  TRANSACTIONS:
  Sale of shares..........      4,686,863      427,434       4,626,698      440,871       4,277,148       410,190
  Transactions due to
   acquisition (Note 7)...             --           --              --           --      26,936,473     2,693,647
  Reinvestment of
   distributions..........        926,235       84,744         450,170       42,708              --            --
  Redemption of shares....     (4,007,882)    (366,259)     (1,266,972)    (124,158)     (1,218,718)     (116,800)
                            --------------   ---------   --------------   ---------   --------------   ----------
  Net increase from
   capital transactions...      1,605,216      145,919       3,809,896      359,421      29,994,903     2,987,037
                            --------------   ---------   --------------   ---------   --------------   ----------
                                             ---------                    ---------                    ----------
  Net increase in net
   assets.................      2,368,558                    4,217,247                   33,898,938
                            --------------               --------------               --------------
NET ASSETS--MARCH 31, 1998
--------------------------
  (Including line (A))....     28,196,053                   12,907,927                   33,898,938
                            --------------               --------------               --------------
OPERATIONS:
  Net investment income...      1,324,765                      609,591                      162,580
  Net realized gain on
   investments sold.......        131,277                       66,571                    2,117,054
  Net change in unrealized
   appreciation
   (depreciation) on
   investments............         43,413                       78,878                     (611,134)
                            --------------               --------------               --------------
  Net increase in net
   assets resulting from
   operations.............      1,499,455                      755,040                    1,668,500
                            --------------               --------------               --------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income...     (1,324,765)                    (609,591)                    (250,935)
  Net realized gain on
   investments............       (139,593)                     (80,795)                    (958,130)
                            --------------               --------------               --------------
  Total distributions to
   shareholders...........     (1,464,358)                    (690,386)                  (1,209,065)
                            --------------               --------------               --------------
CAPITAL SHARE
  TRANSACTIONS:
  Sale of shares..........      8,330,979      749,695       3,245,202      299,466       3,186,657       288,754
  Reinvestment of
   distributions..........      1,110,210       99,752         655,830       60,443         957,833        90,618
  Redemption of shares....     (5,013,093)    (451,679)     (1,646,399)    (151,894)     (9,396,270)     (857,993)
                            --------------   ---------   --------------   ---------   --------------   ----------
  Net increase (decrease)
   from capital
   transactions...........      4,428,096      397,768       2,254,633      208,015      (5,251,780)     (478,621)
                            --------------   ---------   --------------   ---------   --------------   ----------
                                             ---------                    ---------                    ----------
  Net increase (decrease)
   in net assets..........      4,463,193                    2,319,287                   (4,792,345)
                            --------------               --------------               --------------
NET ASSETS--MARCH 31, 1999
--------------------------
  (Including line (B))....  $  32,659,246                $  15,227,214                $  29,106,593
                            --------------               --------------               --------------
                            --------------               --------------               --------------
  (A) Accumulated
    undistributed
    (distribution in
    excess of) net
    investment income,
    March 31, 1998........  $          --                $         489                $      88,462
                            --------------               --------------               --------------
                            --------------               --------------               --------------
  (B) Accumulated
    undistributed
    (distribution in
    excess of) net
    investment income,
    March 31, 1999........  $          --                $         489                $         107
                            --------------               --------------               --------------
                            --------------               --------------               --------------

See Notes to Financial Statements.     33      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED MARCH 31, 1998 AND 1999
--------------------------------------------------------------------------------

                              PAYSON BALANCED FUND            PAYSON VALUE FUND
                           ---------------------------   ---------------------------
                               AMOUNT         SHARES         AMOUNT         SHARES
                           --------------   ----------   --------------   ----------
NET ASSETS--MARCH 31,
  1997...................  $  18,163,143                 $   13,108,968
-------------------------  --------------                --------------
OPERATIONS:
  Net investment
   income................        566,112                        101,763
  Net realized gain on
   investments sold......      3,327,732                      1,827,572
  Net change in
   unrealized
   appreciation on
   investments...........      1,901,486                      4,127,867
                           --------------                --------------
  Net increase in net
   assets resulting from
   operations............      5,795,330                      6,057,202
                           --------------                --------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment
   income................       (566,112)                      (101,763)
  Net realized gain on
   investments...........     (2,798,475)                    (1,140,141)
                           --------------                --------------
  Total distributions to
   shareholders..........     (3,364,587)                    (1,241,904)
                           --------------                --------------
CAPITAL SHARE
  TRANSACTIONS:
  Sale of shares.........      3,548,584       245,496        3,200,541      167,428
  Reinvestment of
   distributions.........      2,130,618       155,750          737,950       39,454
  Redemption of shares...     (1,833,253)     (124,233)      (1,944,400)    (101,877)
                           --------------   ----------   --------------   ----------
  Net increase from
   capital
   transactions..........      3,845,949       277,013        1,994,091      105,005
                           --------------   ----------   --------------   ----------
                                            ----------                    ----------
  Net increase in net
   assets................      6,276,692                      6,809,389
                           --------------                --------------
NET ASSETS--MARCH 31,
  1998
-------------------------
  (Including line (A))...     24,439,835                     19,918,357
                           --------------                --------------
OPERATIONS:
  Net investment
   income................        483,773                         64,364
  Net realized gain on
   investments sold......        518,177                        781,466
  Net change in
   unrealized
   appreciation
   (depreciation) on
   investments...........     (2,942,947)                    (1,860,529)
                           --------------                --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (1,940,997)                    (1,014,699)
                           --------------                --------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income
   (Note 9)..............       (479,543)                       (48,604)
  Net realized gain on
   investments (Note
   9)....................     (1,489,464)                    (1,152,328)
                           --------------                --------------
  Total distributions to
   shareholders..........     (1,969,007)                    (1,200,932)
                           --------------                --------------
CAPITAL SHARE
  TRANSACTIONS:
  Sale of shares.........      4,382,937       336,775        3,053,741      155,011
  Reinvestment of
   distributions.........      1,354,224       109,002          721,359       40,271
  Redemption of shares...     (3,077,919)     (241,118)      (3,224,470)    (168,743)
                           --------------   ----------   --------------   ----------
  Net increase from
   capital
   transactions..........      2,659,242       204,659          550,630       26,539
                           --------------   ----------   --------------   ----------
                                            ----------                    ----------
  Net increase (decrease)
   in net assets.........     (1,250,762)                    (1,665,001)
                           --------------                --------------
NET ASSETS--MARCH 31,
  1999
-------------------------
  (Including line (B))...  $  23,189,073                 $   18,253,356
                           --------------                --------------
                           --------------                --------------
  (A) Accumulated
    undistributed
    (distribution in
    excess of) net
    investment income,
    March 31, 1998.......  $      (3,069)                $      (15,760)
                           --------------                --------------
                           --------------                --------------
  (B) Accumulated
    undistributed
    (distribution in
    excess of) net
    investment income,
    March 31, 1999.......  $          --                 $           --
                           --------------                --------------
                           --------------                --------------

See Notes to Financial Statements.     34      FORUM FUNDS-Registered Trademark-

                 (This page has been left blank intentionally.)

                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 NET REALIZED
                                         BEGINNING     NET           AND        DIVIDENDS   DISTRIBUTIONS   ENDING
                                         NET ASSET  INVESTMENT    UNREALIZED     FROM NET     FROM NET     NET ASSET
                                         VALUE PER    INCOME    GAIN (LOSS) ON  INVESTMENT   INVESTMENT    VALUE PER
                                           SHARE      (LOSS)     INVESTMENTS      INCOME        GAINS        SHARE
                                         ---------  ----------  --------------  ----------  -------------  ---------

 INVESTORS HIGH GRADE BOND FUND
--------------------------------------------------------------------------------------------------------------------
April 1, 1998 to March 31, 1999......... $ 9.96       $ 0.57        $ 0.03        $(0.57)      $(0.07)      $ 9.92
March 16, 1998(a) to March 31, 1998.....  10.00         0.02         (0.04)        (0.02)          --         9.96

 INVESTORS BOND FUND
--------------------------------------------------------------------------------------------------------------------
April 1, 1998 to March 31, 1999.........  10.57         0.67         (0.21)        (0.67)       (0.04)       10.32
April 1, 1997 to March 31, 1998.........  10.19         0.71          0.38         (0.71)          --        10.57
April 1, 1996 to March 31, 1997.........  10.21         0.71            --         (0.71)       (0.02)       10.19
April 1, 1995 to March 31, 1996.........  10.00         0.74          0.21         (0.74)          --        10.21
April 1, 1994 to March 31, 1995.........  10.38         0.82         (0.38)        (0.82)          --        10.00

 TAXSAVER BOND FUND
--------------------------------------------------------------------------------------------------------------------
April 1, 1998 to March 31, 1999.........  10.75         0.48          0.04         (0.48)       (0.18)       10.61
April 1, 1997 to March 31, 1998.........  10.49         0.53          0.27         (0.53)       (0.01)       10.75
April 1, 1996 to March 31, 1997.........  10.57         0.56         (0.03)        (0.56)       (0.05)       10.49
April 1, 1995 to March 31, 1996.........  10.39         0.57          0.18         (0.57)          --        10.57
April 1, 1994 to March 31, 1995.........  10.35         0.57          0.04         (0.57)          --        10.39

 MAINE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------
April 1, 1998 to March 31, 1999.........  11.05         0.49          0.07         (0.49)       (0.05)       11.07
April 1, 1997 to March 31, 1998.........  10.73         0.51          0.33         (0.51)       (0.01)       11.05
April 1, 1996 to March 31, 1997.........  10.72         0.51          0.01         (0.51)          --        10.73
April 1, 1995 to March 31, 1996.........  10.47         0.51          0.25         (0.51)          --        10.72
April 1, 1994 to March 31, 1995.........  10.37         0.52          0.11         (0.52)       (0.01)       10.47

(a)  Date of commencement of operations.

(b)  Total return calculations do not include sales charge.

(c)  Annualized.

See Notes to Financial Statements.     36      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
                                          SELECTED DATA FOR A SHARE OF THE FUNDS
                                              OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                             RATIOS TO AVERAGE NET ASSETS                                     NET
                                         -------------------------------------                             ASSETS AT
                                            NET                                                             END OF
                                         INVESTMENT                                           PORTFOLIO     PERIOD
                                          INCOME       NET          GROSS         TOTAL       TURNOVER      (000'S
                                          (LOSS)     EXPENSES      EXPENSES     RETURN(b)       RATE       OMITTED)
                                         ---------  ----------  --------------  ----------  -------------  ---------

----------------------------------------------------------------------------------------------------------------------------------
April 1, 1998 to March 31, 1999.........     5.68%            0.70%          1.12%          6.12%       172.60%       $35,754
March 16, 1998(a) to March 31, 1998.....     5.56%(c)         0.70%(c)       3.00%(c)      (0.16%)          --         34,037

----------------------------------------------------------------------------------------------------------------------------------
April 1, 1998 to March 31, 1999.........     6.33%            0.70%          1.02%          4.45%        98.36%        70,446
April 1, 1997 to March 31, 1998.........     6.52%            0.70%          1.22%         10.98%       116.65%        85,598
April 1, 1996 to March 31, 1997.........     6.94%            0.70%          1.45%          7.18%        79.42%        22,190
April 1, 1995 to March 31, 1996.........     7.29%            0.43%          1.36%          9.84%        42.89%        25,676
April 1, 1994 to March 31, 1995.........     8.19%            0.75%          1.33%          4.55%        48.17%        25,890

----------------------------------------------------------------------------------------------------------------------------------
April 1, 1998 to March 31, 1999.........     4.48%            0.60%          1.11%          4.95%        61.60%        37,447
April 1, 1997 to March 31, 1998.........     4.95%            0.60%          1.36%          7.75%        92.87%        39,203
April 1, 1996 to March 31, 1997.........     5.28%            0.60%          1.53%          5.15%        34.19%        17,757
April 1, 1995 to March 31, 1996.........     5.35%            0.60%          1.48%          7.36%        61.61%        17,915
April 1, 1994 to March 31, 1995.........     5.62%            0.60%          1.45%          6.18%        63.85%        16,018

----------------------------------------------------------------------------------------------------------------------------------
April 1, 1998 to March 31, 1999.........     4.42%            0.60%          1.32%          5.19%        28.61%        32,659
April 1, 1997 to March 31, 1998.........     4.65%            0.60%          1.48%          7.94%        16.34%        28,196
April 1, 1996 to March 31, 1997.........     4.77%            0.60%          1.56%          4.98%        21.18%        25,827
April 1, 1995 to March 31, 1996.........     4.73%            0.60%          1.48%          7.34%        34.07%        26,044
April 1, 1994 to March 31, 1995.........     5.08%            0.50%          1.40%          6.31%        31.55%        25,525

See Notes to Financial Statements.     37      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                 NET REALIZED
                                         BEGINNING     NET           AND        DIVIDENDS   DISTRIBUTIONS   ENDING
                                         NET ASSET  INVESTMENT    UNREALIZED     FROM NET     FROM NET     NET ASSET
                                         VALUE PER    INCOME    GAIN (LOSS) ON  INVESTMENT   INVESTMENT    VALUE PER
                                           SHARE      (LOSS)     INVESTMENTS      INCOME        GAINS        SHARE
                                         ---------  ----------  --------------  ----------  -------------  ---------

 NEW HAMPSHIRE BOND FUND
--------------------------------------------------------------------------------------------------------------------
April 1, 1998 to March 31, 1999......... $10.73       $ 0.46        $ 0.13        $(0.46)      $(0.06)      $10.80
April 1, 1997 to March 31, 1998.........  10.31         0.47          0.43         (0.48)          --        10.73
April 1, 1996 to March 31, 1997.........  10.33         0.48         (0.02)        (0.48)          --        10.31
April 1, 1995 to March 31, 1996.........  10.08         0.48          0.25         (0.48)          --        10.33
April 1, 1994 to March 31, 1995.........   9.96         0.49          0.12         (0.49)          --        10.08

 INVESTORS GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
April 1, 1998 to March 31, 1999.........  11.35         0.06          0.61         (0.09)       (0.33)       11.60
December 12, 1997(a) to March 31,
 1998...................................  10.00         0.03          1.32            --           --        11.35

 PAYSON BALANCED FUND
--------------------------------------------------------------------------------------------------------------------
April 1, 1998 to March 31, 1999.........  14.79         0.28         (1.51)        (0.28)       (0.80)       12.48
April 1, 1997 to March 31, 1998.........  13.20         0.37          3.52         (0.37)       (1.93)       14.79
April 1, 1996 to March 31, 1997.........  13.70         0.42          0.84         (0.42)       (1.34)       13.20
April 1, 1995 to March 31, 1996.........  11.90         0.43          2.12         (0.43)       (0.32)       13.70
April 1, 1994 to March 31, 1995.........  11.71         0.44          0.24         (0.44)       (0.05)       11.90

 PAYSON VALUE FUND
--------------------------------------------------------------------------------------------------------------------
April 1, 1998 to March 31, 1999.........  21.67         0.07         (1.16)        (0.07)       (1.21)       19.30
April 1, 1997 to March 31, 1998.........  16.10         0.12          6.93         (0.12)       (1.36)       21.67
April 1, 1996 to March 31, 1997.........  15.99         0.21          1.80         (0.20)       (1.70)       16.10
April 1, 1995 to March 31, 1996.........  12.71         0.21          3.29         (0.21)       (0.01)       15.99
April 1, 1994 to March 31, 1995.........  12.11         0.18          0.60         (0.18)          --        12.71

(a)  Date of commencement of operations.

(b)  Total return calculations do not include sales charge.

(c)  Annualized.

See Notes to Financial Statements.     38      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
                                          SELECTED DATA FOR A SHARE OF THE FUNDS
                                              OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                             RATIOS TO AVERAGE NET ASSETS                                     NET
                                         -------------------------------------                             ASSETS AT
                                            NET                                                             END OF
                                         INVESTMENT                                           PORTFOLIO     PERIOD
                                          INCOME       NET          GROSS         TOTAL       TURNOVER      (000'S
                                          (LOSS)     EXPENSES      EXPENSES     RETURN(b)       RATE       OMITTED)
                                         ---------  ----------  --------------  ----------  -------------  ---------

----------------------------------------------------------------------------------------------------------------------------------
April 1, 1998 to March 31, 1999.........     4.28%            0.60%          1.53%          5.61%        41.78%       $15,227
April 1, 1997 to March 31, 1998.........     4.45%            0.60%          1.81%          8.84%        22.99%        12,908
April 1, 1996 to March 31, 1997.........     4.65%            0.60%          2.22%          4.56%        53.46%         8,691
April 1, 1995 to March 31, 1996.........     4.65%            0.60%          2.26%          7.36%        34.31%         6,903
April 1, 1994 to March 31, 1995.........     4.95%            0.46%          2.19%          6.32%        37.59%         5,276

----------------------------------------------------------------------------------------------------------------------------------
April 1, 1998 to March 31, 1999.........     0.51%            1.10%          1.44%          6.25%        26.82%        29,107
December 12, 1997(a) to March 31,
1998....................................     0.96%(c)         1.10%(c)       1.56%(c)      13.50%           --         33,899

----------------------------------------------------------------------------------------------------------------------------------
April 1, 1998 to March 31, 1999.........     2.07%            1.15%          1.49%         (8.20%)       99.59%        23,189
April 1, 1997 to March 31, 1998.........     2.58%            1.15%          1.57%         31.27%        66.13%        24,440
April 1, 1996 to March 31, 1997.........     3.07%            1.15%          1.67%          9.42%        52.93%        18,163
April 1, 1995 to March 31, 1996.........     3.25%            1.15%          1.70%         21.70%        61.77%        17,455
April 1, 1994 to March 31, 1995.........     3.91%            1.15%          1.72%          6.00%        50.06%        13,872

----------------------------------------------------------------------------------------------------------------------------------
April 1, 1998 to March 31, 1999.........     0.35%            1.45%          1.75%         (4.57%)       40.82%        18,253
April 1, 1997 to March 31, 1998.........     0.62%            1.45%          1.87%         45.28%        38.85%        19,918
April 1, 1996 to March 31, 1997.........     1.30%            1.45%          2.07%         13.01%        24.13%        13,109
April 1, 1995 to March 31, 1996.........     1.47%            1.45%          2.16%         27.77%        53.06%        10,319
April 1, 1994 to March 31, 1995.........     1.59%            1.46%          2.25%          6.52%        27.20%         7,960

See Notes to Financial Statements.     39      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION
Forum Funds-Registered Trademark- (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has twenty-two active investment portfolios (each a "Series"). These financial statements relate to the following Series (each a "Fund"), which commenced operations on the dates indicated:

Investors High Grade Bond Fund                      March 16, 1998
Investors Bond Fund                                 October 2, 1989
TaxSaver Bond Fund                                  October 2, 1989
Maine Municipal Bond Fund                           December 5, 1991
New Hampshire Bond Fund                             December 31, 1992
Investors Growth Fund                               December 12, 1997
Payson Balanced Fund                                November 25, 1991
Payson Value Fund                                   July 31, 1992

The Trust Instrument of the Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest without par value. Investors High Grade Bond Fund, Payson Balanced Fund, Payson Value Fund and Investors Growth Fund are diversified portfolios. All other Funds are non-diversified.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from these estimates. The following represent significant accounting policies of the Funds:

SECURITY VALUATION-Securities held by the Funds for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. Securities with a maturity of 60 days or less held by the Funds are valued at amortized cost.

REPURCHASE AGREEMENTS-Each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying securities at all times. In the event of default, a Fund may have difficulties disposing of such securities.

INTEREST AND DIVIDEND INCOME-Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS-Distributions of net investment income to shareholders are declared daily and paid monthly by all Funds except Payson Balanced Fund and Payson Value Fund, for which dividends are declared and paid quarterly and Investors Growth Fund, for which dividends are declared and paid annually.

                                       40      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------
Net capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles.

ORGANIZATION COSTS-The costs incurred by Investors High Grade Bond Fund and Investors Growth Fund in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five year period beginning with the commencement of the Funds' operations.

FEDERAL TAXES-Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION-The Trust accounts separately for the assets and liabilities and operations of each Series. Expenses that are directly attributable to more than one Series are allocated among the respective Series.

REALIZED GAIN AND LOSS-Security transactions are recorded on trade date. Realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISERS-The investment adviser for Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund and Investors Growth Fund is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee of 0.40% of the average daily net assets from each of Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund and New Hampshire Bond Fund and 0.65% of the average daily net assets from Investors Growth Fund. The investment adviser for Payson Balanced Fund and Payson Value Fund is H.M. Payson & Co. ("Payson"). Payson receives an advisory fee of 0.60% and 0.80% of the average daily net assets of Payson Balanced Fund and Payson Value Fund, respectively.

ADMINISTRATOR-The administrator of the Funds, Forum Administrative Services, LLC ("FAdS"), receives a management fee for its services to the Funds at an annual rate of 0.20% of the average daily net assets of each Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT-Forum Shareholder Services, LLC ("FSS") serves as the Funds' transfer agent and dividend disbursing agent. For these services, FSS receives an annual fee of $12,000, plus 0.25% of the average daily net assets of each Fund, plus certain shareholder account fees.

DISTRIBUTOR-As of January 1, 1999, Forum Financial Services, Inc. ("FFSI"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as the distributor of the Funds' shares. FFS receives and may reallow to certain institutions the sales charge paid on purchases of the Funds' shares.

For the fiscal year ended March 31, 1999, FFSI reallowed $19,024 and $630 in commissions to certain financial institutions regarding purchases of Maine Municipal Bond Fund and New Hampshire Bond Fund,

                                       41      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------
respectively. FFSI retained net commissions of $150, $119, $8, $146, $141, and $394 from purchases of Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund and Payson Value Fund, respectively.

OTHER SERVICE PROVIDERS-Forum Accounting Services, LLC ("FAcS") serves as the Trust's fund accountant. FAcS is compensated for such services at an amount of $36,000 per year, per Fund, plus certain amounts based upon the asset level of a Fund, as well as the number and types of portfolio transactions of a Fund.

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES
FSS, FAcS, FAdS and Payson have voluntarily undertaken to waive a portion of their fees and assume certain expenses of the Funds so that total expenses of the Funds would not exceed a certain limitation. FSS, FAdS and Payson, at their discretion, may revise or discontinue the voluntary waivers. For the year ended March 31, 1999, expenses reimbursed and fees waived were as follows:

                                     EXPENSES
                                    REIMBURSED                   FEES WAIVED
                                   ------------  --------------------------------------------
                                       FAdS       PAYSON       FSS       FAcS        FAdS              TOTAL
                                   ------------  ---------  ---------  ---------  -----------   EXPENSES REIMBURSED
                                                                                                  AND FEES WAIVED
                                                                                               ----------------------
Investors High Grade Bond Fund...   $       --   $      --  $  76,092  $      --  $    70,221       $    146,313
Investors Bond Fund..............           --          --     96,856         --      164,056            260,912
TaxSaver Bond Fund...............       25,416          --     97,734         --       78,912            202,062
Maine Municipal Bond Fund........       34,177          --     74,804     48,000       59,922            216,903
New Hampshire Bond Fund..........       30,088          --     36,422     37,000       28,516            132,026
Investors Growth Fund............           --          --     44,032         --       63,732            107,764
Payson Balanced Fund.............           --      50,090         --         --       29,359             79,449
Payson Value Fund................           --      46,719         --         --        9,758             56,477

                                       42      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------

NOTE 5. SECURITY TRANSACTIONS
Cost of purchases and proceeds from sales of securities (including maturities) of portfolio securities (excluding short-term investments) during the year ended March 31, 1999, were as follows:

                                                         PROCEEDS      COST OF    PROCEEDS OF
                                                        FROM SALES      GOV'T        GOV'T
                                            COST OF        AND       OBLIGATIONS  OBLIGATIONS
                                           PURCHASES    MATURITIES    PURCHASES      SALES
                                          -----------  ------------  -----------  ------------
Investors High Grade Bond Fund..........  $60,436,626  $58,387,513   $49,867,187  $ 47,820,938
Investors Bond Fund.....................  80,111,708   76,636,506     45,939,590    42,775,539
TaxSaver Bond Fund......................  23,840,102   25,303,120             --            --
Maine Municipal Bond Fund...............  12,462,500    8,247,461             --            --
New Hampshire Bond Fund.................   8,019,652    5,855,818             --            --
Investors Growth Fund...................   8,044,135   12,007,529             --            --
Payson Balanced Fund....................  24,194,469   22,668,467      1,969,675     4,161,006
Payson Value Fund.......................   7,374,224    7,548,320             --            --

For federal income tax purposes, the tax basis of investment securities owned as of March 31, 1999, the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value were as follows:

                                                                            NET
                                                                         UNREALIZED
                                             UNREALIZED   UNREALIZED    APPRECIATION
                                TAX COST    APPRECIATION  DEPRECIATION  (DEPRECIATION)
                              ------------  ------------  ----------    ------------
Investors High Grade Bond
 Fund.......................  $ 32,255,133  $    407,012  $  267,014    $   139,998
Investors Bond Fund.........    68,006,041       892,720   1,346,351       (453,631)
TaxSaver Bond Fund..........    35,939,935     1,083,778      95,530        998,248
Maine Municipal Bond Fund...    30,786,326     1,225,616      19,410      1,206,206
New Hampshire Bond Fund.....    14,482,791       469,542       5,357        464,185
Investors Growth Fund.......    12,452,857    17,377,294     681,240     16,696,054
Payson Balanced Fund........    23,402,027     1,974,881   1,719,721        255,160
Payson Value Fund...........    13,393,611     6,090,932   1,160,834      4,930,098

NOTE 6. CONCENTRATION OF RISK
The Maine Municipal Bond Fund and New Hampshire Bond Fund invest substantially all their assets in debt obligations of issuers located in the states of Maine and New Hampshire, respectively. The issuers' abilities to meet their obligations may be affected by Maine and Hew Hampshire economic or political developments.

                                       43      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
MARCH 31, 1999
--------------------------------------------------------------------------------

NOTE 7. ACQUISITION OF FUNDS
As of December 11, 1997, Investors Bond Fund acquired all the net assets of NCBE Fixed Income Trust Fund for Qualified Pension and Profit Sharing Retirement Plans and Trusts and NCBE Fixed Income Common Trust Fund. TaxSaver Bond Fund acquired all the net assets of NCBE Municipal Bond Common Trust Fund. Investors Growth Fund acquired all the net assets of NCBE Discretionary Common Trust Fund and NCBE Equity Common Trust Fund for Self-Employed Individuals' Retirement Plans and Trusts. In addition, as of March 16, 1998, Investors High Grade Bond Fund acquired all the net assets of the CTF Income Fund and the net assets of the CTF Balanced Fund's fixed income segment. The net assets, unrealized gain
(loss) and shares associated with each acquired fund immediately prior to acquisition were as follows:

                                                                                        UNREALIZED
                           ACQUIRED FUNDS                               NET ASSETS     GAIN/(LOSS)    SHARES ACQUIRED
--------------------------------------------------------------------  --------------  --------------  ----------------
NCBE Fixed Income Trust Fund for Qualified Pension and Profit
 Sharing Retirement Plans and Trusts................................  $   19,803,770  $           --        1,877,135
NCBE Fixed Income Common Trust Fund.................................      25,399,670         582,690        2,407,552
NCBE Municipal Bond Common Trust Fund...............................      19,211,589         711,932        1,780,499
NCBE Discretionary Common Trust Fund................................      22,784,623      13,490,984        2,278,462
NCBE Equity Common Trust Fund for Self-Employed Individuals'
 Retirement Plans and Trusts........................................       4,151,850              --          415,185
CTF Income Fund.....................................................      15,238,632         299,777        1,523,863
CTF Balanced Fund (fixed income segment)............................      18,930,184         315,993        1,893,018

The net assets of Investors Bond Fund, TaxSaver Bond Fund, Investors Growth Fund, and Investors High Grade Bond Fund immediately after the acquisition were:
$75,178,000; $39,858,760; $26,936,473 and $34,168,816, respectively.

NOTE 8. FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED)

                                                              LONG TERM    QUALIFYING   ORDINARY    EXEMPT
                                                             CAPITAL GAIN   DIVIDENDS    INCOME    INTEREST
                                                             ------------  -----------  ---------  ---------
Investors High Grade Bond Fund.............................     0.069345           --      100.00%        --
Investors Bond Fund........................................           --           --      100.00%        --
TaxSaver Bond Fund.........................................     0.156494           --          --     100.00%
Maine Municipal Bond Fund..................................     0.031232           --          --     100.00%
New Hampshire Bond Fund....................................     0.023847           --          --     100.00%
Investors Growth Fund......................................     0.333576       100.00%         --         --
Payson Balanced Fund.......................................     0.481781        56.50%      43.50%        --
Payson Value Fund..........................................     1.192552       100.00%         --         --

For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income.

NOTE 9. REDESIGNATION OF NET INVESTMENT INCOME DISTRIBUTION (UNAUDITED)
The Payson Balanced Fund and Payson Value Fund have redesignated $4,293 and $15,784 of their March 31, 1999 net investment income distributions to long term capital gain distributions, respectively.

                                       44      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND SHAREHOLDERS,
    FORUM FUNDS:

    We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Investors Growth Fund, Payson Balanced Fund and Payson Value Fund (certain of the series constituting Forum Funds), (the "Funds") as of March 31, 1999, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1999 and March 31, 1998 and the financial highlights for each of the years in the five-year period ended March 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the aforementioned Funds, as of March 31, 1999, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Boston, MA
May 7, 1999

                                       45      FORUM FUNDS-Registered Trademark-

 [LOGO]
ADMINISTRATOR
FORUM ADMINISTRATIVE SERVICES, LLC

TRANSFER AGENT
FORUM SHAREHOLDER SERVICES, LLC

FORUM FUNDS
P.O. BOX 446
PORTLAND, ME 04112
207-879-0001 (IN PORTLAND, ME)
800-94FORUM (ELSEWHERE)
THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE FORUM FUNDS' PROSPECTUS.